As filed with the Securities and Exchange Commission on May 5, 2017

File No. _-_____, ___-_____

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

(    ) Pre-Effective Amendment No.

(    ) Post-Effective Amendment No.

GREAT-WEST FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Registrant’s Telephone Number, including Area Code (866) 831-7129

David L. Musto

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Address of Principal Executive Offices)

Copy to:

Renee M. Hardt, Esq.

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

TITLE OF SECURITIES BEING REGISTERED: Shares of Common Stock (par value $0.10 per share) of the Registrant.

No filing fee is required because of reliance on Section 24(f) and an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Dear Shareholder,

We wish to provide you with some important information concerning your investment in one or more of the “Target Funds” listed in the table below. The Board of Directors of Great-West Funds, Inc. has approved reorganizations of each Target Fund, a series of Great-West Funds, Inc. (“Great-West Funds”), into the corresponding “Acquiring Fund” listed in the table below (collectively referred to as “this reorganization”).

Target Fund (collectively the “Target Funds”)	Acquiring Fund (collectively the “Acquiring Funds”)
Great-West Aggressive Profile I Fund	Great-West Aggressive Profile II Fund
Great-West Conservative Profile I Fund	Great-West Conservative Profile II Fund
Great-West Moderate Profile I Fund	Great-West Moderate Profile II Fund
Great-West Moderately Aggressive Profile I Fund	Great-West Moderately Aggressive Profile II Fund
Great-West Moderately Conservative Profile I Fund	Great-West Moderately Conservative Profile II Fund

As a result, effective on or about July 14, 2017, shareholders of a Target Fund will become shareholders of the corresponding Acquiring Fund.

The Target Funds and the Acquiring Funds share a common investment adviser, Great-West Capital Management, LLC. Each Target Fund and its corresponding Acquiring Fund have identical investment objectives, principal investment strategies, and principal investment risks.

Each Acquiring Fund has a lower total expense ratio than the corresponding Target Fund. Generally, each class of each Target Fund and its corresponding Acquiring Fund has identical 12b-1 fees, shareholder services fees, and acquired fund fees and expenses. Management fees are calculated at the annual rate of 0.25% for the Target Funds and at the annual rate of 0.10% for the Acquiring Funds. Once this reorganization is effective, shareholders of the Target Funds will pay a lower management fee and thus, lower total expenses.

This reorganization is intended to be a tax-free transaction for federal income tax purposes, and the closing of this reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that this reorganization will qualify as a tax-free reorganization for federal income tax purposes. As a result, it is anticipated that shareholders will not recognize any gain or loss as a direct result of this reorganization.

Detailed information about the Agreement and Plan of Reorganization, including reasons why it was approved, are contained in the enclosed materials.

NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THIS REORGANIZATION. You will automatically receive shares of the Acquiring Funds in exchange for your shares of the Target Funds on or about July 14, 2017. If you have any questions, please contact us at (866) 831-7129.

If you have any questions after considering the enclosed materials, please call.

Sincerely,

David Musto
President & Chief Executive Officer
Great-West Funds, Inc.

Important Information for

Great-West Conservative Profile I, Great-West Moderately Conservative Profile I, Great-West Moderate

Profile I, Great-West Moderately Aggressive Profile I, and Great-West Aggressive Profile I Fund

Shareholders

The enclosed Information Statement/Prospectus describes the contemplated reorganization of each “Target Fund” listed in the table below into the corresponding “Acquiring Fund” listed in the table below. For the sake of simplicity, the reorganizations are collectively referred to as “this reorganization.”

Target Fund (collectively the “Target Funds”)	Acquiring Fund (collectively the “Acquiring Funds”)
Great-West Aggressive Profile I Fund	Great-West Aggressive Profile II Fund
Great-West Conservative Profile I Fund	Great-West Conservative Profile II Fund
Great-West Moderate Profile I Fund	Great-West Moderate Profile II Fund
Great-West Moderately Aggressive Profile I Fund	Great-West Moderately Aggressive Profile II Fund
Great-West Moderately Conservative Profile I Fund	Great-West Moderately Conservative Profile II Fund

Although we recommend that you read the complete Information Statement/Prospectus, for your convenience, we have provided the following brief overview of this reorganization. Please refer to the more complete information about this reorganization contained elsewhere in the Information Statement/Prospectus.

NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THIS REORGANIZATION.

Q.	Why am I receiving this Information Statement/Prospectus?

A.

On February 23, 2017, the Board of Directors of Great-West Funds (the “Board”) approved the reorganization of each Target Fund into the corresponding Acquiring Fund (listed in the table above). As of the close of business on the effective date of this reorganization, investments in the Investor Class shares[1] of each Target Fund will automatically become investments in the Investor Class shares of the corresponding Acquiring Fund with an equal total net asset value. You will not incur any fees or charges or any tax liability as a direct result of this reorganization. It is currently anticipated that this reorganization will close on or about July 14, 2017.

Q.	Why has this reorganization been proposed for the Target Funds?

A.

Based on the recommendation by Great-West Capital Management, LLC (“GWCM”), each Fund’s investment adviser, as part of an overall product rationalization strategy, the Board has concluded that the reorganization of each Target Fund into the corresponding Acquiring Fund is in the best interest of each Target Fund and its shareholders, and that each Target Fund’s existing shareholders will not be diluted as a result of the reorganization. In reaching this conclusion, the Board considered a number of factors, which are summarized below and are discussed in greater detail in the enclosed materials.

The Board believes that this reorganization will benefit each Target Fund and its shareholders by, among other things, allowing Target Fund shareholders to remain invested in a fund with identical investment objectives, principal investment strategies, and principal investment risks to those of the Target Funds, while benefitting from lower management fees.

[1]	Effective May 1, 2017, “Initial Class shares” have been renamed to “Investor Class shares.”

Q.	How do the fees and expenses compare?

A.

Each Acquiring Fund has a lower total expense ratio than its corresponding Target Fund. Management fees are calculated at the annual rate of 0.25% for the Target Funds and at the annual rate of 0.10% for the Acquiring Funds. Each share class of each Target Fund and its corresponding Acquiring Fund has identical 12b-1 fees and shareholder services fees. For details on fees and expenses, please see the section entitled “Fees and Expenses” of the Information Statement/Prospectus.

Q.	Will Target Fund shareholders receive new shares in exchange for their current shares?

A.

Yes. Once this reorganization is completed, each Target Fund shareholder will receive shares of the corresponding Acquiring Fund in an amount equal in total value to the total value of the Target Fund shares surrendered by such shareholder, in each case as of the close of trading on the closing date of this reorganization.

Q.	Will I have to pay federal income taxes as a result of this reorganization?

A.

No. This reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. It is expected that investors in the Target Funds will recognize no gain or loss for federal income tax purposes as a direct result of this reorganization. The section entitled “The Proposed Reorganization—Material Federal Income Tax Consequences” of the Information Statement/Prospectus provides additional information regarding the federal income tax consequences of this reorganization.

Q.	Who will bear the costs of this reorganization?

A.

GWCM will bear all expenses of this reorganization even if this reorganization is not completed, including legal costs, audit fees, and printing and mailing expenses. GWCM estimates the costs of this reorganization to be $63,250.

Q.	What is the timetable for this reorganization?

A.	This reorganization is expected to occur at the close of business on July 14, 2017.

Q.	Whom do I call if I have questions?

A.	If you need any assistance, or have any questions regarding this reorganization, please call (866) 831-7129.

Information Statement/Prospectus

Dated May [__], 2017

Relating to the Acquisition of the Assets and Liabilities of

GREAT-WEST CONSERVATIVE PROFILE I, MODERATELY CONSERVATIVE PROFILE I,

MODERATE PROFILE I, MODERATELY AGGRESSIVE PROFILE I, AND AGGRESSIVE PROFILE I

FUNDS

by GREAT-WEST CONSERVATIVE PROFILE II, MODERATELY CONSERVATIVE PROFILE II,

MODERATE PROFILE II, MODERATELY AGGRESSIVE PROFILE II, AND AGGRESSIVE PROFILE

II FUNDS, respectively

This Information Statement/Prospectus is being furnished to shareholders of the Great-West Conservative Profile I, Great-West Moderately Conservative Profile I, Great-West Moderate Profile I, Great-West Moderately Aggressive Profile I, and Great-West Aggressive Profile I Funds (each a “Target Fund” and, collectively, the “Target Funds,”), series of Great-West Funds, Inc. (“Great-West Funds”), a Maryland corporation and an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act). This Information Statement/Prospectus is provided in connection with this reorganization of each Target Fund into the corresponding Great-West Conservative Profile II, Great-West Moderately Conservative Profile II, Great-West Moderate Profile II, Great-West Moderately Aggressive Profile II, and Great-West Aggressive Profile II Funds as provided in the chart below (each an “Acquiring Fund” and, collectively, the “Acquiring Funds”), each a series of Great-West Funds. The Target Funds and the Acquiring Funds are referred to herein collectively as the “Funds” and individually as a “Fund.” Upon completion of this reorganization, holders of Investor Class shares of each Target Fund will receive Investor Class shares of the corresponding Acquiring Fund, with the same total value as the total value of the Target Fund shares surrendered by such shareholders, as of the close of trading on the closing date of this reorganization. The Board has determined that this reorganization is in the best interests of the Target Funds. The address, principal executive office and telephone number of Great-West Funds is 8515 East Orchard Road, Greenwood Village, Colorado 80111 and (866) 831-7129.

Target Fund	Acquiring Fund
Great-West Aggressive Profile I Fund	Great-West Aggressive Profile II Fund
Great-West Conservative Profile I Fund	Great-West Conservative Profile II Fund
Great-West Moderate Profile I Fund	Great-West Moderate Profile II Fund
Great-West Moderately Aggressive Profile I Fund	Great-West Moderately Aggressive Profile II Fund
Great-West Moderately Conservative Profile I Fund	Great-West Moderately Conservative Profile II Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this Information Statement/Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Information Statement/Prospectus concisely sets forth the information shareholders of the Target Funds should know about this reorganization (in effect, investing in Investor Class shares of the Acquiring Funds) and constitutes an offering of Investor Class shares of common stock, par value $0.10 per share, of the Acquiring Funds. Please read it carefully and retain it for future reference.

SHAREHOLDER APPROVAL IS NOT REQUIRED TO EFFECT THIS REORGANIZATION. YOU ARE NOT ASKED TO RETURN A PROXY OR TO TAKE ANY OTHER ACTION AT THIS TIME.

The following document has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated into this Information Statement/Prospectus by reference and also accompanies this Information Statement/Prospectus:

(i)	the Acquiring Funds’ prospectus, dated May 1, 2017, as supplemented through the date of this Information Statement/Prospectus.

The following documents contain additional information about the Funds, have been filed with the SEC and are incorporated into this Information Statement/Prospectus by reference:

(i)	the Funds’ prospectus, dated May 1, 2017, as supplemented through the date of this Information Statement/Prospectus, only insofar as it relates to the Target Funds;

(ii)	the audited financial statements contained in the Funds’ annual report for the fiscal year ended December 31, 2016;

(iii)	the statement of additional information relating to the proposed Reorganization, dated May [ ], 2017 (the “Reorganization SAI”); and

(iv)	the Funds’ statement of additional information dated May 1, 2017, as supplemented through the date of this Information Statement/Prospectus, only insofar as it relates to the Funds.

No other parts of the documents referenced above are incorporated by reference herein.

Copies of the foregoing may be obtained without charge by calling (866) 831-7129 or writing the Funds at 8515 East Orchard Road, Greenwood Village, Colorado 80111. If you wish to request this reorganization SAI, please ask for the “Reorganization SAI.”

Great-West Funds is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by Great-West Funds (including the registration statement relating to the Acquiring Funds on Form N-14 of which this Information Statement/Prospectus is a part) may be inspected without charge and copied (for a duplication fee at prescribed rates) at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may call the SEC at (202) 551-8090 for information about the operation of the Public Reference Room. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. You may also access reports and other information about the Funds on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

SUMMARY

The following is a summary of, and is qualified by reference to, the more complete information contained in this Information Statement/Prospectus and the information attached hereto or incorporated herein by reference, including the Agreement and Plan of Reorganization. Once this reorganization is completed, shareholders of each Target Fund will become shareholders of the corresponding Acquiring Fund, and will cease to be shareholders of any Target Fund.

Shareholders should read the entire Information Statement/Prospectus carefully together with the Acquiring Funds’ Prospectus that accompanies this Information Statement/Prospectus, which is incorporated herein by reference. This Information Statement/Prospectus constitutes an offering of Investor Class shares of the Acquiring Funds only.

Background

The Target Funds were launched on September 11, 1997. Three of the five Acquiring Funds – (i) Great-West Aggressive Profile II Fund, (ii) Great-West Moderately Aggressive Profile II Fund, and (iii) Great-West Moderate Profile II Fund – were launched on September 16, 1999. The other two Acquiring Funds – (i) Great-West Moderately Conservative Profile II Fund, and (ii) Great-West Conservative Profile II Fund – were launched on September 27, 1999, and September 30, 1999, respectively. The Target Funds and the Acquiring Funds were created for and originally offered in two different markets, and invested in different underlying funds. The Target Funds and Acquiring Funds have the same investment objectives, principal investment strategies, principal investment risks, and currently have the same respective underlying funds.

Each Acquiring Fund has a lower total operating expense ratio than its corresponding Target Fund. Management fees are calculated at the annual rate of 0.25% for the Target Funds and at the annual rate of 0.10% for the Acquiring Funds. Each share class of each Target Fund and its corresponding Acquiring Fund has identical shareholder services fees. The Acquired Fund Fees and Expenses (“AFFE”) are identical for each Target Fund and its corresponding Acquiring Fund, with the exception of the Great-West Aggressive Profile I and II Funds, the Great-West Moderately Aggressive Profile I and II Funds, and the Great-West Conservative Profile I and II Funds, which differ by 0.01% due to the timing of cash flows. However, since the Target Funds and Acquiring Funds invest in the same underlying funds in the same proportions, their AFFEs are typically the same. For more details of fees and expenses, please see “Fees and Expenses” below.

The Reorganization

This Information Statement/Prospectus is being furnished to shareholders of the Target Funds in connection with the combination of the Target Funds with and into the corresponding Acquiring Funds pursuant to the terms and conditions of the Agreement and Plan of Reorganization entered into by Great-West Funds, on behalf of the Funds, and GWCM (the “Agreement”). The Agreement provides for (i) the transfer of all the assets of each Target Fund to the corresponding Acquiring Fund in exchange solely for Investor Class shares of common stock, par value $0.10 per share, of the corresponding Acquiring Fund and the assumption by the corresponding Acquiring Fund of all the liabilities of the Target Fund; and (ii) the distribution by each Target Fund of Investor Class shares of the corresponding Acquiring Fund to the holders of Investor Class shares of the Target Fund in complete liquidation and termination of each Target Fund. The Board unanimously approved this reorganization and the Agreement at a meeting held on February 23, 2017. Once this reorganization is completed, each Target Fund shareholder will become a shareholder of the corresponding Acquiring Fund.

It is anticipated that the closing of this reorganization (the “Closing”) will occur at the close of business on or about July 14, 2017 (the “Closing Date”), but it may be at a different time as described herein. For a more detailed discussion about this reorganization, please see “The Proposed Reorganization” below.

Reasons for the Proposed Reorganization

The Board believes that the proposed reorganization would be in the best interests of each Target Fund and the corresponding Acquiring Fund. For a more detailed discussion of the Board’s considerations regarding the approval of this reorganization, see “The Board’s Approval of the Reorganization” below.

Distribution, Purchase, Redemption, Exchange of Shares and Dividends

The Funds have identical procedures for purchasing, exchanging and redeeming shares for each share class. The Funds offer three classes of shares: (1) Institutional Class, (2) Investor Class, and (3) Class L. The corresponding classes of each Fund have the same investment eligibility criteria. Each Fund normally declares and pays dividends from net investment income, if any, semi-annually. For each Fund, any capital gains are normally distributed at least once a year. See “Comparison of the Funds— Purchase and Sale of Fund Shares” below for a more detailed discussion.

Material Federal Income Tax Consequences of the Reorganization

It is expected that none of the Funds or their respective investors will recognize gain or loss for federal income tax purposes as a direct result of this reorganization. For a more detailed discussion of the federal income tax consequences of this reorganization, please see “The Proposed Reorganization—Material Federal Income Tax Consequences” below.

COMPARISON OF THE FUNDS

Investment Objectives

Each Target Fund and its respective Acquiring Fund have identical investment objectives. The investment objectives of the Great-West Conservative Profile I & II Funds are to seek capital preservation primarily through investments in other mutual funds managed by GWCM or its affiliates, and in a fixed interest contract issued and guaranteed by GWL&A (the “Underlying Funds”) that emphasize fixed income investments; the investment objectives of the Great-West Moderately Conservative Profile I & II Funds are to seek income and capital appreciation primarily through investments in Underlying Funds that emphasize fixed income investments and, to a lesser degree, in Underlying Funds that emphasize equity investments; the investment objectives of the Great-West Moderate Profile I & II Funds are to seek long-term capital appreciation primarily through investments in Underlying Funds with a relatively equal emphasis on equity and fixed income investments; the investment objectives of the Great-West Moderately Aggressive Profile I & II Funds are to seek long-term capital appreciation primarily through investments in Underlying Funds that emphasize equity investments and, to a lesser degree, in Underlying Funds that emphasize fixed income investments; and the investment objectives of the Great-West Aggressive Profile I & II Funds are to seek long-term capital appreciation primarily through investments in Underlying Funds that emphasize equity investments.

Investment Strategies

Each Target Fund and the corresponding Acquiring Fund have identical principal investment strategies. The Funds seek to achieve their objective by investing in a mix of Underlying Funds.

The following table describes each Fund’s emphasis on income and growth of capital:

Target and Acquiring Funds	Income	Growth of Capital

Conservative	Primary	Secondary

Moderately Conservative	Primary	Secondary

Moderate	Primary	Primary

Moderately Aggressive	Secondary	Primary

Aggressive	Secondary	Primary

GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The asset allocation strategies are the same for each Target Fund and its corresponding Acquiring Fund.

The following table describes the asset allocation ranges for each Target Fund and Acquiring Fund:

Asset Class		Conservative	Moderately Conservative	Moderate	Moderately Aggressive	Aggressive

EQUITY	International	0-15%	0-30%	0-30%	5-35%	10-40%
	Small Cap	0-15%	0-15%	0-25%	0-25%	5-35%
	Mid Cap	0-15%	0-25%	0-30%	5-35%	15-45%
	Large Cap	5-25%	10-40%	15-45%	20-50%	30-50%
	Real Estate	0-10%	0-10%	0-10%	0-10%	0-10%

FIXED INCOME	Bond	30-50%	20-40%	10-30%	5-25%	0-10%
	Short-Term Bond	20-40%	10-30%	5-25%	0-15%	0-10%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Funds may also invest in a fixed interest contract issued and guaranteed by Great-West Life & Annuity Insurance Company (the “GWL&A Contract”).

The Funds will rebalance their holdings of the Underlying Funds on a periodic basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.

In evaluating this reorganization, each Target Fund shareholder should consider the risks of investing in the corresponding Acquiring Fund, which are the same as those of the Target Fund. The principal investment risks of investing in the Acquiring Funds are described in the section below entitled “Principal Investment Risks.”

Temporary Investment Strategies

Each Acquiring Fund, like the corresponding Target Fund, may hold cash or cash equivalents and may invest up to 100% of its assets in money market instruments, as deemed appropriate by GWCM, for temporary defensive purposes to respond to adverse market, economic or political conditions. Should the Acquiring Fund take this action, it may be inconsistent with the Acquiring Fund’s principal investment strategies and the Acquiring Fund may not achieve its investment objective.

Money market instruments include a variety of short-term fixed income securities, usually with a maturity of less than 13 months. Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. However, the U.S. Government does not guarantee the net asset value of Acquiring Funds shares. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Fees and Expenses

The tables below provide information about the fees and expenses attributable to Investor Class shares of the Funds, and the pro forma fees and expenses of the combined fund. Shareholder fees reflect the fees currently in effect for the Funds as of its fiscal year ended December 31, 2016. The pro forma fees and expenses are based on the amounts shown in the table for each Fund, assuming this reorganization occurred as of December 31, 2016.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investor Class	Great-West Conservative Profile I Fund 12/31/2016	Great-West Conservative Profile II Fund 12/31/2016	Combined Fund Pro Forma 12/31/2016
Management Fees	0.25%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Total Other Expenses	0.35%	0.35%	0.35%
Shareholder Services Fee	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses[1]	1.06%	0.91%	0.91%
Expense Reimbursements[2]	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses After Reimbursements	0.98%	0.83%	0.83%

Investor Class	Great-West Moderately Conservative Profile I Fund 12/31/2016	Great-West Moderately Conservative Profile II Fund 12/31/2016	Combined Fund Pro Forma 12/31/2016
Management Fees	0.25%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Total Other Expenses	0.35%	0.35%	0.35%
Shareholder Services Fee	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.50%	0.52%	0.52%
Total Annual Fund Operating Expenses[1]	1.10%	0.97%	0.97%
Expense Reimbursements[2]	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses After Reimbursements	1.02%	0.89%	0.89%

Investor Class	Great-West Moderate Profile I Fund 12/31/2016	Great-West Moderate Profile II Fund 12/31/2016	Combined Fund Pro Forma 12/31/2016
Management Fees	0.25%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Total Other Expenses	0.35%	0.35%	0.35%
Shareholder Services Fee	0.35%	0.35%	0.35%

Acquired Fund Fees and Expenses	0.56%	0.59%	0.59%
Total Annual Fund Operating Expenses[1]	1.16%	1.01%	1.01%
Expense Reimbursements[2]	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses After Reimbursements	1.10%	0.98%	0.98%

Investor Class	Great-West Moderately Aggressive Profile I Fund 12/31/2016	Great-West Moderately Aggressive Profile II Fund 12/31/2016	Combined Fund Pro Forma 12/31/2016
Management Fees	0.25%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Total Other Expenses	0.35%	0.35%	0.35%
Shareholder Services Fee	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.62%	0.64%	0.64%
Total Annual Fund Operating Expenses[1]	1.22%	1.06%	1.06%
Expense Reimbursements[2]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses After Reimbursements	1.19%	1.06%	1.06%

Investor Class	Great-West Aggressive Profile I Fund 12/31/2016	Great-West Aggressive Profile II Fund 12/31/2016	Combined Fund Pro Forma 12/31/2016
Management Fees	0.25%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Total Other Expenses	0.35%	0.35%	0.35%
Shareholder Services Fee	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.72%	0.76%	0.76%
Total Annual Fund Operating Expenses[1]	1.32%	1.21%	1.21%

[1]

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

[2]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount such Fund is allocated to a GWL&A Contract. The agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement.

Example

The Examples below are intended to help you compare the cost of investing in each Fund and the pro forma cost of investing in the combined fund. The Examples do not reflect the fees and expenses of any insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable contracts”), individual retirement account, qualified retirement plans, or college savings programs (collectively, “Permitted Accounts”). If reflected, the expenses in the Examples would be higher.

The Examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that the expense reimbursement for the Funds is in place for all periods, your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that each Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investor Class	Great-West Conservative Profile I Fund	Great-West Conservative Profile II Fund	Combined Fund Pro Forma
1 Year	$101	$85	$85
3 Years	$332	$282	$282
5 Years	$582	$496	$496
10 Years	$1298	$1112	$1112

Investor Class	Great-West Moderately Conservative Profile I Fund	Great-West Moderately Conservative Profile II Fund	Combined Fund Pro Forma
1 Year	$106	$91	$91
3 Years	$348	$301	$301
5 Years	$609	$529	$529
10 Years	$1356	$1182	$1182

Investor Class	Great-West Moderate Profile I Fund	Great-West Moderate Profile II Fund	Combined Fund Pro Forma
1 Year	$115	$100	$100
3 Years	$372	$325	$325
5 Years	$649	$568	$568
10 Years	$1438	$1266	$1266

Investor Class	Great-West Moderately Aggressive Profile I Fund	Great-West Moderately Aggressive Profile II Fund	Combined Fund Pro Forma
1 Year	$124	$108	$108
3 Years	$394	$344	$344
5 Years	$683	$598	$598
10 Years	$1509	$1326	$1326

Investor Class	Great-West Aggressive Profile I Fund	Great-West Aggressive Profile II Fund	Combined Fund Pro Forma
1 Year	$138	$123	$123
3 Years	$431	$384	$384
5 Years	$745	$665	$665
10 Years	$1635	$1466	$1466

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Funds’ performance. During the most recent fiscal year, the Target Funds’ and the Acquiring Funds’ turnover rates of the average value of their portfolios are as follows:

Fund	Turnover Rate
Great-West Conservative Profile I Fund	15%
Great-West Moderately Conservative Profile I Fund	28%
Great-West Moderate Profile I Fund	15%
Great-West Moderately Aggressive Profile I Fund	18%
Great-West Aggressive Profile I Fund	18%
Great-West Conservative Profile II Fund	21%
Great-West Moderately Conservative Profile II Fund	25%
Great-West Moderate Profile II Fund	26%
Great-West Moderately Aggressive Profile II Fund	30%
Great-West Aggressive Profile II Fund	30%

Principal Investment Risks

Each Target Fund and its respective Acquiring Fund have identical principal investment risks identified below.

Fund-of-Funds Structure Risk

•

Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Underlying Funds may invest in derivative instruments such as futures, swaps, and structured securities. Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically. Extraordinary and sudden changes in interest rates could disrupt the market for fixed-income securities and result in fluctuations in the Underlying Fund’s net asset value. Increased redemptions due to a rise in interest rates may require the Underlying Fund to liquidate its holdings at an unfavorable time and/or under adverse or disadvantageous conditions which may negatively affect the Underlying Fund. Investments in many, but not all, foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Mortgage-Backed and Asset-Backed Securities Risk - Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages and other assets, including consumer loans or receivables held in trust. Mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Underlying Fund to invest the prepaid principal in lower yielding securities, and slower than expected prepayments may reduce the potential for the Underlying Fund to invest in higher yielding securities.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Securities of small and medium size companies have lower trading volume and are less liquid than securities of large, more established companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors in the past have been able to restructure their debt payments without the approval of some or all debt holders or to declare moritoria on payments. In the event of a default on sovereign debt, the Underlying Fund may also have limited legal recourse against the defaulting government entity.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Fundamental Investment Restrictions

The Funds have identical fundamental investment restrictions that cannot be changed without shareholder approval.

Performance Information

The bar charts and tables below provide an indication of the risk of investment in the Funds by showing changes in the performance of the Funds’ Investor Class shares for the last ten calendar years and comparing their average annual total return to the performance of a broad-based securities market index, a secondary index, and a composite index. The returns shown below for the Funds are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Funds’ recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the Funds’ performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Acquiring Fund Calendar Year Total Returns

Great-West Conservative Profile II Fund

Great-West Moderately Conservative Profile II Fund

Great-West Moderate Profile II Fund

Great-West Moderately Aggressive Profile II Fund

Great-West Aggressive Profile II Fund

Conservative Profile II	Quarter Ended	Total Return

Best Quarter	June 2009	10.50%

Worst Quarter	December 2008	-6.97%

Moderately Conservative Profile II	Quarter Ended	Total Return

Best Quarter	June 2009	12.07%

Worst Quarter	December 2008	-9.41%

Moderate Profile II	Quarter Ended	Total Return

Best Quarter	June 2009	14.21%

Worst Quarter	December 2008	-11.88

Moderately Aggressive Profile II	Quarter Ended	Total Return

Best Quarter	June 2009	17.16%

Worst Quarter	December 2008	-16.71%

Aggressive Profile II	Quarter Ended	Total Return

Best Quarter	June 2009	20.52%

Worst Quarter	December 2008	-24.00%

Acquiring Funds Average Annual Total Returns for the Periods Ended December 31, 2016

Conservative Profile II	One Year	Five Years	Ten Years
Investor Class	6.26%	5.37%	4.66%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	13.37%	14.71%	7.17%
Composite Index* (reflects no deduction for fees, expenses or taxes)	4.68%	5.24%	4.46%
Moderately Conservative Profile II	One Year	Five Years	Ten Years
Investor Class	7.39%	6.95%	5.11%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	13.37%	14.71%	7.17%
Composite Index* (reflects no deduction for fees, expenses or taxes)	5.87%	6.84%	4.72%
Moderate Profile II	One Year	Five Years	Ten Years
Investor Class	8.35%	8.43%	5.45%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	13.37%	14.71%	7.17%
Composite Index* (reflects no deduction for fees, expenses or taxes)	7.03%	8.41%	4.97%
Moderately Aggressive Profile II	One Year	Five Years	Ten Years
Investor Class	9.23%	9.80%	5.25%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	13.37%	14.71%	7.17%
Composite Index* (reflects no deduction for fees, expenses or taxes)	8.03%	9.79%	5.14%
Aggressive Profile II	One Year	Five Years	Ten Years
Investor Class	11.04%	12.47%	5.52%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	13.37%	14.71%	7.17%
Composite Index* (reflects no deduction for fees, expenses or taxes)	10.02%	12.58%	5.51%

* The Composite Index is derived by applying each Fund’s target asset allocation among the applicable asset classes over time to the results of the following indices: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT Index (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds).

Target Funds Calendar Year Total Returns

Great-West Conservative Profile I Fund

Great-West Moderately Conservative Profile I Fund

Great-West Moderate Profile I Fund

Great-West Moderately Aggressive Profile I Fund

Great-West Aggressive Profile I Fund

Conservative Profile I	Quarter Ended	Total Return

Best Quarter	June 2009	10.44%

Worst Quarter	December 2008	-7.00%

Moderately Conservative Profile I	Quarter Ended	Total Return

Best Quarter	June 2009	12.15%

Worst Quarter	December 2008	-9.19%

Moderate Profile I	Quarter Ended	Total Return

Best Quarter	June 2009	14.12%

Worst Quarter	December 2008	-11.92%

Moderately Aggressive Profile I	Quarter Ended	Total Return

Best Quarter	June 2009	17.04%

Worst Quarter	December 2008	-16.65%

Aggressive Profile I	Quarter Ended	Total Return

Best Quarter	June 2009	20.56%

Worst Quarter	December 2008	-24.09%

Target Funds Average Annual Total Returns for the Periods Ended December 31, 2016

Conservative Profile I	One Year	Five Years	Ten Years

Investor Class	6.14%	5.25%	4.52%

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%

(reflects no deduction for fees, expenses or taxes)

Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	13.37%	14.71%	7.17%

Composite Index* (reflects no deduction for fees, expenses or taxes)	4.68%	5.24%	4.46%

Moderately Conservative Profile I	One Year	Five Years	Ten Years

Investor Class	7.18%	6.76%	4.96%

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%

Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	13.37%	14.71%	7.17%

Composite Index* (reflects no deduction for fees, expenses or taxes)	5.87%	6.84%	4.72%

Moderate Profile I	One Year	Five Years	Ten Years

Investor Class	8.19%	8.26%	5.29%

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%

Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	13.37%	14.71%	7.17%

Composite Index* (reflects no deduction for fees, expenses or taxes)	7.03%	8.41%	4.97%

Moderately Aggressive Profile I	One Year	Five Years	Ten Years

Investor Class	9.10%	9.66%	5.38%

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%

Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	13.37%	14.71%	7.17%

Composite Index* (reflects no deduction for fees, expenses or taxes)	8.03%	9.79%	5.14%

Aggressive Profile I	One Year	Five Years	Ten Years

Investor Class	10.76%	12.27%	5.35%

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%

Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	13.37%	14.71%	7.17%

Composite Index* (reflects no deduction for fees, expenses or taxes)	10.02%	12.58%	5.51%

* The Composite Index is derived by applying each Fund’s target asset allocation among the applicable asset classes over time to the results of the following indices: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT Index (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds).

Investment Adviser

GWCM, a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to each of the Funds. GWCM provides investment advisory, fund operations, and accounting services to Great-West Funds. GWCM is registered as an investment adviser under the Investment Advisers Act of 1940. GWCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111. As of December 31,

2016, GWCM provides investment management services for mutual funds and other investment portfolios representing assets of $28.3 billion. GWCM and its affiliates have been providing investment management services since 1969.

The Funds are managed by an Asset Allocation Committee of GWCM comprised of Catherine Tocher, Jonathan Kreider, Jack Brown and Andrew Corwin.

Catherine Tocher, CFA, Senior Vice President and Chief Investment Officer, is the Chairperson of the Asset Allocation Committee. She has managed the Funds since 2014. In addition to the Funds, Ms. Tocher manages the Great-West Bond Index Fund, Great-West Government Money Market Fund, Great-West Short Duration Bond Fund, Great-West U.S. Government Mortgage Securities Fund, Great-West Lifetime Funds, Great-West SecureFoundation Funds, collective investment trusts managed by GWCM, stable value funds managed by GWCM and GWL&A, certain fixed income separate accounts of GWL&A, and the residential and commercial mortgage-backed securities portfolio of GWL&A’s general account. Ms. Tocher joined GWL&A in 1987. Ms. Tocher received a Bachelor of Commerce in finance, with honors, from the University of Manitoba.

Jonathan Kreider, CFA, Portfolio Manager, has managed the Funds since 2014. In addition to the Funds, Mr. Kreider manages the Great-West Lifetime Funds, Great-West SecureFoundation Funds, and collective investment trusts managed by GWCM. Mr. Kreider was previously a Management Consulting Associate at JDL Consultants, LLC from 2010-2012, and a Senior Research Analyst at Lipper, Inc. from 2005-2010. Mr. Kreider received a B.S. in finance and an M.B.A. from the University of Colorado.

Jack Brown, CFA, Portfolio Manager, has managed the Funds since 2016. In addition to the Funds, Mr. Brown manages the Great-West Bond Index Fund, Great-West Government Money Market Fund, Great-West Short Duration Bond Fund, Great-West U.S. Government Mortgage Securities Fund, Great-West Lifetime Funds, Great-West SecureFoundation Funds, collective investment trusts managed by GWCM, stable value funds managed by GWCM and GWL&A, and certain fixed income separate accounts of GWL&A. Mr. Brown joined GWL&A in 2015 with 20 years of industry experience. Mr. Brown received a B.S. in finance from the Metropolitan State College of Denver and a M.B.A. from the University of Colorado.

Andrew Corwin, CFA, Assistant Portfolio Manager, has managed the Funds since 2014. In addition to the Funds, Mr. Corwin manages the Great-West Lifetime Funds, Great-West SecureFoundation Funds, and collective investment trusts managed by GWCM. Mr. Corwin was previously an Investment Analyst and Investment Consultant at Strategies, LLC from 2009-2011. Mr. Corwin received a B.S. in business administration with an emphasis in finance as well as a minor in mathematics from the University of Colorado.

GWCM has been named as a defendant in a complaint captioned Obeslo et al. v. Great-West Capital Management, LLC, which was filed in the United States District Court for the District of Colorado on January 29, 2016, subsequently amended on April 8, 2016, and consolidated on August 22, 2016 with a separate complaint captioned Duplass, Zwain, Bourgeois, Pfister & Weinstock APLC 401(k) Plan v. Great-West Capital Management, LLC, which was also filed in the United States District Court for the District of Colorado on May 20, 2016 (together the “Consolidated Complaint”). The Consolidated Complaint, which was filed by purported shareholders of the Great-West Funds, alleges that GWCM breached its fiduciary duty under Section 36(b) of the 1940 Act with respect to its receipt of advisory fees paid by the Great-West Funds. The Consolidated Complaint, which the plaintiffs purport to bring on behalf of the Great-West Funds, relates to the advisory fees paid by Great-West Funds. The Consolidated Complaint requests relief in the form of (1) a declaration that GWCM violated Section 36(b) of the 1940 Act, (2) permanently enjoining GWCM from further violating Section 36(b), (3) awarding compensatory damages, including repayment of excessive investment advisory fees, (4) rescinding the investment advisory agreement between GWCM and the Great-West Funds and (5) awarding reasonable costs from the Consolidated Complaint.

GWCM has been named as a defendant in an additional complaint captioned Obeslo et al. v. Great-West Life and Annuity Insurance Company and Great-West Capital Management, LLC, which was filed in the United States District Court for the District of Colorado on December 23, 2016 (“Second Obeslo Complaint”). The Second Obeslo Complaint, which was filed by purported shareholders of the Great-West Funds, alleges that the defendants breached their respective fiduciary duty under Section 36(b) of the 1940 Act with respect to shareholder services fees paid by the Great-West Funds and previously by GWCM to GWL&A. The Second Obeslo Complaint, which the plaintiffs purport to bring on behalf of the Great-West Funds, relates to the shareholder services fees paid by Great-West Funds and previously by GWCM. The Second Obeslo Complaint requests relief in the form of (1) a declaration that the defendants violated Section 36(b) of the 1940 Act, (2) awarding compensatory damages, including repayment of excessive shareholder services fees, (3) rescinding the administrative services agreement between GWL&A and the Great-West Funds and (4) awarding reasonable costs from the Second Obeslo Complaint.

GWCM believes that the Consolidated Compliant and the Second Obeslo Complaint are without merit, and intends to defend itself vigorously against the allegations. GWCM also believes that the Consolidated Compliant and Second Obeslo Complaint will not have a material adverse effect on the ability of GWCM to perform its obligations under its investment advisory agreement with the Fund.

Advisory Fees

For its services, with respect to each Fund, GWCM is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of each Target Fund’s average daily net assets and 0.10% of each Acquiring Fund’s average daily net assets. GWCM is responsible for all fees and expenses incurred in performing the services set forth in the investment advisory agreement and all other fees and expenses, except that the Funds pay all shareholder services fees with respect to Investor Class shares, and any extraordinary expenses, including litigation costs.

With respect to each Fund invested in the GWL&A Contract, GWCM has contractually agreed to reduce its management fee by 0.35% of the amount each Fund is allocated to the GWL&A Contract. Such agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with GWCM is available in the Funds’ Semi-Annual Report to shareholders for the period ended June 30, 2016, and will be available in the Funds’ Semi-Annual Report to shareholders for the period ended June 30, 2017.

Directors and Officers

As of the date of this Information Statement/Prospectus, there are six members of the Board, one of whom is an “interested person” (as defined in the 1940 Act) and five of whom are not interested persons (the “independent directors”). The names and business addresses of the directors and officers of the Funds and their principal occupations and other affiliations during the past five years are set forth under “Management of Great-West Funds” in the Funds’ Statement of Additional Information, as supplemented, which is incorporated herein by reference.

Purchase and Sale of Fund Shares

Each Fund is not sold directly to the general public, but instead may be offered as an underlying investment for Permitted Accounts. Permitted Accounts may place orders on any business day to purchase and redeem shares of the Funds based on instructions received from owners of variable contracts or IRAs, or from participants of retirement plans or college savings programs. Please contact your registered representative, IRA custodian or trustee, retirement plan sponsor or administrator or college savings program for information concerning the procedures for purchasing and redeeming shares of the Funds.

The Funds do not have any initial or subsequent investment minimums. However, Permitted Accounts may impose investment minimums.

For a complete description of purchase, redemption and exchange options, see the section of each Fund’s Prospectus entitled “Shareholder Information.”

Each Fund earns dividends, interest and other income from its investments, and ordinarily distributes this income (less expenses) to shareholders as dividends semi-annually. Each Fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least once annually. Both dividends and capital gains distributions of each Fund are reinvested in additional shares of such Fund at net asset value.

Each Target Fund intends to distribute to its shareholders, prior to the closing of this reorganization, all its net investment income and net capital gains, if any, for the period ending on the Closing Date. See “The Proposed Reorganization - Material Federal Tax Consequences” below.

Federal Income Tax Information

Each Fund qualifies and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If a Fund qualifies as a regulated investment company and distributes its income as required by the Code, such Fund will not be subject to federal income tax to the extent that its net investment income and realized net capital gains are distributed to shareholders. Currently, Permitted Accounts generally are not subject to federal income tax on any Fund distributions. Owners of variable contracts, retirement plan participants, and IRA owners are also generally not subject to federal income tax on Fund distributions until such amounts are withdrawn from the variable contract, retirement plan or IRA. Distributions from a college savings program generally are not taxed provided that they are used to pay for qualified higher education expenses. More information regarding federal income taxation of Permitted Account owners may be found in the applicable prospectus and/or disclosure documents for that Permitted Account.

Payments to Insurers, Broker-Dealers and Other Financial Intermediaries

Each Fund and its related companies may make payments to insurance companies, broker-dealers and other financial intermediaries for the sale of Fund shares and/or other services. These payments may be a factor that an insurance company, broker-dealer or other financial intermediary considers in including a Fund as an investment option in a Permitted Account. These payments also may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson, visit your financial intermediary’s web site, or consult the variable contract prospectus for more information.

Further Information

Additional information concerning the Acquiring Funds and Target Funds is contained in this Information Statement/Prospectus and additional information regarding the Acquiring Funds is contained in the accompanying Acquiring Funds’ prospectus. The cover page of this Information Statement/Prospectus describes how you may obtain further information.

THE PROPOSED REORGANIZATION

The proposed reorganization will be governed by the Agreement, a form of which is attached as Appendix A. The Agreement provides that each Target Fund will transfer all of its assets to the corresponding Acquiring Fund solely in exchange for the issuance of full and fractional shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund. The closing of this reorganization will take place at the close of business on the Closing Date. The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement.

Each Target Fund will transfer all of its assets to the corresponding Acquiring Fund, and in exchange, the Acquiring Fund will assume all the liabilities of the Target Fund and deliver to the Target Fund a number of full and fractional Investor Class shares of the Acquiring Fund having a net asset value equal to the value of the assets of the Target Fund less the liabilities of the Target Fund assumed by the Acquiring Fund as of the close of regular trading on the New York Stock Exchange on the Closing Date. At the designated time on the Closing Date as set forth in the Agreement, each Target Fund will distribute in complete liquidation and termination of each Target Fund, pro rata to its shareholders of record all corresponding Acquiring Fund shares received by the Target Fund. This distribution will be accomplished by the transfer of Acquiring Fund shares credited to the account of the corresponding Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Target Fund shareholders, and representing the respective pro rata number of Acquiring Fund shares due such shareholders. All issued and outstanding shares of each Target Fund will be canceled on the books of the Target Fund. As a result of the proposed reorganization, each Target Fund’s Investor Class shareholder will receive a number of the corresponding Acquiring Fund’s Investor Class shares equal in net asset value, as of the close of regular trading on the New York Stock Exchange on the Closing Date, to the net asset value of the Target Fund Investor Class shares surrendered by such shareholder as of such time.

The consummation of this reorganization is subject to the terms and conditions set forth in the Agreement and the representations and warranties set forth in the Agreement being true. The Agreement may be terminated by the mutual agreement of the Funds. In addition, the Funds may at their option terminate the Agreement at or before the Closing if (i) the Closing has not occurred on or before ten months from the date of the Agreement, unless such date is extended by mutual agreement of the parties, or (ii) the other party materially breaches its obligations under the Agreement or makes a material and intentional misrepresentation in the Agreement or in connection with the Agreement.

Each Target Fund will, within a reasonable period of time before the Closing Date, furnish the corresponding Acquiring Fund with a list of the Target Fund’s portfolio securities and other investments. Each Acquiring Fund will, within a reasonable period of time before the Closing Date, furnish the corresponding Target Fund with a list of the securities, if any, on the Target Fund’s list referred to above that do not conform to the Acquiring Fund’s investment objective, policies, and restrictions. Each Target Fund, if requested by the corresponding Acquiring Fund, will dispose of securities on the Acquiring Fund’s list before the Closing Date. In addition, if it is determined that the portfolios of each Target Fund and corresponding Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Target Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing in the Agreement will require each Target Fund to dispose of any investments or securities if, in the reasonable judgment of the Target Fund Board or GWCM, such disposition would adversely affect the tax-free nature of this reorganization for federal income tax purposes or would otherwise not be in the best interests of the Target Fund. It is expected that Target Funds shareholders will recognize no gain or loss for federal income tax purposes as a direct result of this reorganization. For a more detailed discussion of the federal income tax consequences of this reorganization, please see “The Proposed Reorganization—Material Federal Income Tax Consequences” below.

Description of Securities to be Issued

Shares of Common Stock. The Acquiring Funds offers three classes of shares – Institutional Class, Investor Class and Class L. Only Investor Class shares will be issued in this reorganization. Each share of the Acquiring Funds represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each share class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of an Acquiring Fund, Investor Class shareholders are entitled to share pro rata in the net assets belonging to the Acquiring Fund allocable to the Investor Class available for distribution after satisfaction of outstanding liabilities of the Acquiring Fund allocable to the Investor Class. Additional classes of shares may be authorized in the future.

Voting Rights of Shareholders. Shareholders of the Acquiring Funds are entitled to one vote for each Fund share owned and fractional votes for fractional shares owned. However, shareholders of any particular class of the Acquiring Funds will vote separately on matters relating solely to such class and not on matters relating solely to any other class(es).

Pursuant to current interpretations of the 1940 Act, insurance companies that invest in the Acquiring Funds will solicit voting instructions from owners of variable contracts that are issued through separate accounts registered under the 1940 Act with respect to any matters that are presented to a vote of shareholders of the Acquiring Funds. Shares attributable to the Acquiring Funds held in variable contracts will be voted by insurance company separate accounts based on instructions received from owners of variable contracts. The number of votes that an owner of a variable contract has the right to cast will be determined by applying his/her percentage interest in the Acquiring Funds (held through a variable contract) to the total number of votes attributable to the Acquiring Funds. In determining the number of votes, fractional shares will be recognized. Shares held in the variable contracts for which the Acquiring Funds do not receive instructions and shares owned by GWCM, which provided initial capital to the Acquiring Funds, will be voted in the same proportion as shares for which the Acquiring Funds has received instructions. As a result of such proportionate voting a small number of variable contracts owners may determine the outcome of the shareholder vote(s).

Continuation of Shareholder Accounts and Plans; Share Certificates

Each Acquiring Fund will establish an account for the corresponding Target Fund’s shareholders containing the appropriate number of shares of the appropriate class of the Acquiring Fund. The shareholder services and shareholder programs of the Funds are identical.

Service Providers

The Bank of New York Mellon serves as the custodian for the assets of each Fund. DST Systems, Inc. serves as the Funds’ transfer agent and dividend paying agent. Deloitte  & Touche LLP serves as the independent auditors for each Fund.

Material Federal Income Tax Consequences

As a condition to each Fund’s obligation to consummate this reorganization, each Fund will receive an opinion from Vedder Price P.C. (which opinion will be based on certain factual representations and certain customary assumptions and exclusions) substantially to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

1.

The transfer by each Target Fund of all its assets to the corresponding Acquiring Fund solely in exchange for shares of such Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund, immediately followed by the pro rata distribution of all the Acquiring Fund’s shares received by the Target Fund to the Target Fund’s shareholders in complete liquidation of the Target Fund and the termination of the Target Fund as soon as possible thereafter, will constitute “a reorganization” within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the corresponding Target Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code with respect to such reorganization.

2.

No gain or loss will be recognized by each Acquiring Fund upon the receipt of all the assets of the corresponding Target Fund solely in exchange for shares of such Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the corresponding Target Fund.

3.

No gain or loss will be recognized by each Target Fund upon the transfer of its assets to the corresponding Acquiring Fund solely in exchange for shares of such Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund’s shares so received to the Target Fund’s shareholders solely in exchange for such shareholders’ shares of the Target Fund in complete liquidation of the Target Fund.

4.

No gain or loss will be recognized by shareholders a Target Fund upon the exchange, pursuant to this reorganization, of all their shares of the Target Fund solely for shares of the corresponding Acquiring Fund.

5.

The aggregate basis of the shares of an Acquiring Fund received by each shareholder of the corresponding Target Fund pursuant to this reorganization will be the same as the aggregate basis of the shares of the Target Fund exchanged therefor by such shareholder.

6.

The holding period of the shares of an Acquiring Fund received by each shareholder of the corresponding Target Fund in this reorganization will include the period during which the shares of the Target Fund exchanged therefor were held by such shareholder, provided such Target Fund’s shares are held as capital assets at the effective time of this reorganization.

7.

The basis of the assets of a Target Fund received by the corresponding Acquiring Fund will be the same as the basis of such assets in the hands of the Target Fund immediately before the effective time of this reorganization.

8.	The holding period of the assets of a Target Fund received by the corresponding Acquiring Fund will include the period during which such assets were held by the Target Fund.

No opinion will be expressed as to (1) the effect of this reorganization on the Target Funds, the Acquiring Funds or any shareholders of the Target Funds with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year (or on the termination thereof) or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Prior to the closing of this reorganization, each Target Fund will declare a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders at least all its net investment income and realized net capital gains (after reduction by any available capital loss carryforwards and excluding any net capital gain on which the Target Fund paid federal income tax), if any, through the Closing Date of this reorganization. This distribution may include net capital gains resulting from the sale of portfolio assets discussed below. Additional distributions may be made if necessary. All dividends and distributions will be reinvested in additional shares of such Target Fund.

To the extent that a portion of each Target Fund’s portfolio assets are sold prior to this reorganization, the federal income tax effect of such sales would depend on the holding periods of such assets and the difference between the price at which such portfolio assets were sold and the Target Fund’s basis in such assets. Any net capital gains (net long-term capital gain in excess of any net short-term capital loss) recognized in these sales, after the application of any available capital loss carryforwards (capital losses from prior taxable years that may be used to offset future capital gains), would be distributed to the Target Fund’s shareholders as capital gain dividends. Any net short-term capital gains (in excess of any net long-term capital loss and after application of any available capital loss carryforwards) would be distributed as ordinary dividends. All such distributions would be made during or with respect to a Target Fund taxable year in which the sale occurs.

Investors who hold shares of the Target Funds through a Permitted Account are not expected to be currently taxed for federal income tax purposes on any dividends or distributions made by the Target Funds in connection with this reorganization.

It is not anticipated that any Target Fund will sell assets prior to or following this reorganization in connection with any portfolio repositioning.

Although it is not expected to affect investors who hold shares of the Funds through a Permitted Account, each Acquiring Fund’s ability to use, after this reorganization, the corresponding Target Fund’s or the Acquiring Fund’s pre-Reorganization capital losses, if any, may be limited under certain federal income tax rules applicable to reorganizations of this type. The effect of these potential limitations will depend on a number of factors, including the amount of the losses, the amount of gains to be offset, the exact timing of this reorganization and the amount of unrealized capital gains in each Fund at the time of this reorganization.

In addition, shareholders of each Target Fund will receive a proportionate share of any income and gains realized by the corresponding Acquiring Fund and not distributed to its shareholders prior to this reorganization when such income and gains are eventually distributed by the Acquiring Fund. As a result, shareholders of each Target Fund may receive a greater amount of distributions than they would have had this reorganization not occurred. Investors who hold shares of any Acquiring Fund through Permitted Accounts are not expected to be subject to current federal income taxation on such distributions.

This description of material federal income tax consequences of this reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of this reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

Reorganization Expenses

The expenses associated with this reorganization include, but are not limited to, legal and auditing fees, as well as the costs of printing and distributing this Information Statement/Prospectus. GWCM will pay all reorganization expenses.

Estimated Reorganization costs have been allocated as follows: Printing costs are estimated at $20,000, and legal and auditing fees are estimated at $43,250 all of which are also included in the total expense estimate.

Capitalization

The following table sets forth the capitalization of the Funds as of December 31, 2016, and the pro forma capitalization of the combined funds as if this reorganization had occurred on that date. These numbers may differ at the Closing Date.

Capitalization Table as of December 31, 2016

Investor Class	Great-West Conservative Profile I Target Fund	Great-West Conservative Profile II Acquiring Fund	Pro Forma Adjustments	Pro Forma Combined Fund
Net Assets	$44,662,298	$232,584,812		$277,247,110
Shares Outstanding	5,656,513	29,239,307	-41,810	34,854,010
Net Asset Value Per Share	$7.90	$7.95		$7.95
Shares Authorized	100,000,000	100,000,000		100,000,000
Investor Class	Great-West Moderately Conservative Profile I Target Fund	Great-West Moderately Conservative Profile II Acquiring Fund	Pro Forma Adjustments	Pro Forma Combined Fund
Net Assets	$47,469,648	$113,001,413		$160,471,061
Shares Outstanding	6,111,447	13,347,917	-504,252	18,955,112
Net Asset Value Per Share	$7.77	$8.47		$8.47
Shares Authorized	100,000,000	100,000,000		100,000,000
Investor Class	Great-West Moderate Profile I Target Fund	Great-West Moderate Profile II Acquiring Fund	Pro Forma Adjustments	Pro Forma Combined Fund
Net Assets	$184,345,326	$851,579,879		$1,035,925,205
Shares Outstanding	23,073,795	122,717,818	3,491,483	149,283,096
Net Asset Value Per Share	$7.99	$6.94		$6.94
Shares Authorized	100,000,000	250,000,000		250,000,000
Investor Class	Great-West Moderately Aggressive Profile I Target Fund	Great-West Moderately Aggressive Profile II Acquiring Fund	Pro Forma Adjustments	Pro Forma Combined Fund
Net Assets	$156,364,176	$312,432,692		$468,796,868
Shares Outstanding	17,715,392	40,302,673	2,455,014	60,473,079
Net Asset Value Per Share	$8.83	$7.75		$7.75
Shares Authorized	100,000,000	100,000,000		100,000,000
Investor Class	Great-West Aggressive Profile I Target Fund	Great-West Aggressive Profile II Acquiring Fund	Pro Forma Adjustments	Pro Forma Combined Fund
Net Assets	$89,115,397	$493,509,474		$582,624,871
Shares Outstanding	9,886,679	76,065,941	3,848,917	89,801,537
Net Asset Value Per Share	$9.01	$6.49		$6.49
Shares Authorized	100,000,000	175,000,000		175,000,000

Legal Matters

Certain legal matters concerning the federal income tax consequences of this reorganization will be passed on by Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601.

Information Filed with the Securities and Exchange Commission

This Information Statement/Prospectus and the Reorganization SAI do not contain all the information set forth in the registration statements and the exhibits relating thereto and the annual and semi-annual reports, as applicable, which the Funds have filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number for the registration statement containing the current Prospectus and Statement of Additional Information for the Target Funds and Acquiring Funds is Registration No. 2-75503. Such Prospectuses and Statement of Additional Information relating to the Funds are incorporated herein by reference, insofar as they relate to the Funds.

Financial Highlights

The financial highlights of the Acquiring Funds have been derived from financial statements audited by Deloitte & Touche LLP, the Acquiring Funds’ independent registered public accounting firm.

GREAT-WEST FUNDS, INC.

GREAT-WEST CONSERVATIVE PROFILE II FUND

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
		Net	Net realized	Total from	From net	From net
	Net asset value,	investment	and unrealized	investment	investment	realized	Total	Net asset value,	Total
	beginning of year	income(a)	gain (loss)	operations	income	gains	Distributions	end of year	Return (b)(c)
Initial Class
12/31/2016	$ 7.82	0.16	0.33	0.49	(0.16)	(0.20)	(0.36)	$7.95	6.26%
12/31/2015	$ 8.46	0.19	(0.26)	(0.07)	(0.24)	(0.33)	(0.57)	$7.82	(0.95%)
12/31/2014	$ 8.61	0.24	0.20	0.44	(0.27)	(0.32)	(0.59)	$8.46	5.05%
12/31/2013	$ 8.56	0.24	0.40	0.64	(0.21)	(0.38)	(0.59)	$8.61	7.68%
12/31/2012	$ 8.20	0.21	0.54	0.75	(0.23)	(0.16)	(0.39)	$8.56	9.10%
Class L
12/31/2016	$ 8.93	0.18	0.35	0.53	(0.13)	(0.20)	(0.33)	$9.13	5.97%
12/31/2015	$ 9.54	0.22	(0.32)	(0.10)	(0.18)	(0.33)	(0.51)	$8.93	(1.15%)
12/31/2014	$ 9.63	0.28	0.18	0.46	(0.23)	(0.32)	(0.55)	$9.54	4.79%
12/31/2013	$ 9.48	0.28	0.42	0.70	(0.17)	(0.38)	(0.55)	$9.63	7.43%
12/31/2012	$ 9.10	0.41	0.39	0.80	(0.26)	(0.16)	(0.42)	$9.48	8.89%
Institutional Class
12/31/2016	$ 9.39	0.27	0.35	0.62	(0.14)	(0.20)	(0.34)	$9.67	6.66%
12/31/2015(d)	$10.00	0.21	(0.43)	(0.22)	(0.18)	(0.21)	(0.39)	$9.39	(2.28%)(e)

		Ratio of expenses	Ratio of expenses	Ratio of net investment income	Ratio of net investment income
	Net assets,	to average net assets	to average net assets	to average net assets	to average net assets	Portfolio
	end of year	(before reimbursement	(after reimbursement	(before reimbursement	(after reimbursement	turnover
	(000)	and/or waiver, if applicable)(f)	and/or waiver, if applicable)(f)	and/or waiver, if applicable)(f)	and/or waiver, if applicable)(f)	rate(g)
Supplemental Data and Ratios
Initial Class
12/31/2016	$232,585	0.45%	0.38%	N/A	2.00%	21%
12/31/2015	$251,629	0.32%	0.27%	N/A	2.22%	33%(h)
12/31/2014	$327,351	0.10%	0.10%	N/A	2.70%	20%
12/31/2013	$342,761	0.10%	0.10%	2.66%	2.66%	36%
12/31/2012	$326,193	0.10%	0.10%	2.42%	2.42%	24%
Class L
12/31/2016	$279,584	0.70%	0.63%	N/A	1.99%	21%
12/31/2015	$164,862	0.61%	0.55%	N/A	2.35%	33%(h)
12/31/2014	$ 89,421	0.35%	0.35%	N/A	2.87%	20%
12/31/2013	$ 59,915	0.35%	0.35%	2.85%	2.85%	36%
12/31/2012	$ 30,931	0.35%	0.35%	4.29%	4.29%	24%
Institutional Class
12/31/2016	$ 23,404	0.10%	0.03%	N/A	2.84%	21%
12/31/2015(d)	$ 6,412	0.10%(i)	0.02%(i)	N/A	3.15%(i)	33%(h)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses waived and/or distribution fees waived, if applicable. Without the expense waiver and/or distribution fees waived, the return would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.

See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY CONSERVATIVE PROFILE II FUND

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
		Net	Net realized	Total from	From net	From net
	Net asset value,	investment	and unrealized	investment	investment	realized	Total	Net asset value,	Total
	beginning of year	income(a)	gain (loss)	operations	income	gains	Distributions	end of year	Return (b)(c)
Initial Class
12/31/2016	$ 8.28	0.16	0.44	0.60	(0.15)	(0.26)	(0.41)	$8.47	7.39%
12/31/2015	$ 8.97	0.20	(0.28)	(0.08)	(0.22)	(0.39)	(0.61)	$8.28	(0.82%)
12/31/2014	$ 9.10	0.27	0.26	0.53	(0.28)	(0.38)	(0.66)	$8.97	5.79%
12/31/2013	$ 8.66	0.29	0.73	1.02	(0.23)	(0.35)	(0.58)	$9.10	12.03%
12/31/2012	$ 8.07	0.19	0.69	0.88	(0.19)	(0.10)	(0.29)	$8.66	10.83%
Class L
12/31/2016	$ 9.10	0.18	0.45	0.63	(0.13)	(0.26)	(0.39)	$9.34	7.05%
12/31/2015	$ 9.77	0.24	(0.34)	(0.10)	(0.18)	(0.39)	(0.57)	$9.10	(1.03%)
12/31/2014	$ 9.85	0.43	0.12	0.55	(0.25)	(0.38)	(0.63)	$9.77	5.56%
12/31/2013	$ 9.32	0.33	0.74	1.07	(0.19)	(0.35)	(0.54)	$9.85	11.62%
12/31/2012	$ 8.71	0.33	0.59	0.92	(0.21)	(0.10)	(0.31)	$9.32	10.64%
Institutional Class
12/31/2016	$ 9.35	0.28	0.42	0.70	(0.17)	(0.26)	(0.43)	$9.62	7.61%
12/31/2015(d)	$ 10.00	0.24	(0.50)	(0.26)	(0.20)	(0.19)	(0.39)	$9.35	(2.85%)(e)

		Ratio of expenses	Ratio of expenses	Ratio of net investment income	Ratio of net investment income
	Net assets,	to average net assets	to average net assets	to average net assets	to average net assets	Portfolio
	end of year	(before reimbursement	(after reimbursement	(before reimbursement	(after reimbursement	turnover
	(000)	and/or waiver, if applicable)(f)	and/or waiver, if applicable)(f)	and/or waiver, if applicable)(f)	and/or waiver, if applicable)(f)	rate(g)
Supplemental Data and Ratios
Initial Class
12/31/2016	$113,001	0.45%	0.38%	N/A	1.89%	25%
12/31/2015	$119,532	0.34%	0.28%	N/A	2.26%	28%(h)
12/31/2014	$118,432	0.10%	0.10%	N/A	2.90%	19%
12/31/2013	$110,669	0.10%	0.10%	3.16%	3.16%	30%
12/31/2012	$ 82,253	0.10%	0.10%	2.28%	2.28%	32%
Class L
12/31/2016	$129,943	0.70%	0.63%	N/A	1.95%	25%
12/31/2015	$ 69,408	0.62%	0.56%	N/A	2.47%	28%(h)
12/31/2014	$ 28,566	0.35%	0.35%	N/A	4.27%	19%
12/31/2013	$ 8,787	0.35%	0.35%	3.38%	3.38%	30%
12/31/2012	$ 2,712	0.35%	0.35%	3.52%	3.53%	32%
Institutional Class
12/31/2016	$ 13,930	0.10%	0.03%	N/A	2.87%	25%
12/31/2015(d)	$ 547	0.10%(i)	0.02%(i)	N/A	3.63%(i)	28%(h)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses waived and/or distribution fees waived, if applicable. Without the expense waiver and/or distribution fees waived, the return would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.

See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATE PROFILE II FUND

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
		Net	Net realized	Total from	From net	From net
	Net asset value,	investment	and unrealized	investment	investment	realized	Total	Net asset value,	Total
	beginning of year	income(a)	gain (loss)	operations	income	gains	Distributions	end of year	Return (b)(c)
Initial Class
12/31/2016	$ 6.91	0.12	0.45	0.57	(0.13)	(0.41)	(0.54)	$ 6.94	8.35%
12/31/2015	$ 7.69	0.16	(0.21)	(0.05)	(0.19)	(0.54)	(0.73)	$ 6.91	(0.65%)
12/31/2014	$ 7.97	0.24	0.28	0.52	(0.26)	(0.54)	(0.80)	$ 7.69	6.44%
12/31/2013	$ 7.41	0.26	0.94	1.20	(0.23)	(0.41)	(0.64)	$ 7.97	16.29%
12/31/2012	$ 6.93	0.13	0.73	0.86	(0.15)	(0.23)	(0.38)	$ 7.41	12.47%
Class L
12/31/2016	$ 9.72	0.18	0.60	0.78	(0.11)	(0.41)	(0.52)	$ 9.98	8.14%
12/31/2015	$ 10.50	0.25	(0.35)	(0.10)	(0.14)	(0.54)	(0.68)	$ 9.72	(0.96%)
12/31/2014	$ 10.60	0.34	0.32	0.66	(0.22)	(0.54)	(0.76)	$10.50	6.22%
12/31/2013	$ 9.67	0.44	1.09	1.53	(0.19)	(0.41)	(0.60)	$10.60	16.03%
12/31/2012	$ 8.96	0.30	0.79	1.09	(0.15)	(0.23)	(0.38)	$ 9.67	12.16%
Institutional Class
12/31/2016	$ 9.28	0.24	0.55	0.79	(0.10)	(0.41)	(0.51)	$ 9.56	8.67%
12/31/2015(d)	$ 10.00	0.27	(0.56)	(0.29)	(0.14)	(0.29)	(0.43)	$ 9.28	(2.95%)(e)

		Ratio of expenses	Ratio of expenses	Ratio of net investment income	Ratio of net investment income
	Net assets,	to average net assets	to average net assets	to average net assets	to average net assets	Portfolio
	end of year	(before reimbursement	(after reimbursement	(before reimbursement	(after reimbursement	turnover
	(000)	and/or waiver, if applicable)(f)	and/or waiver, if applicable)(f)	and/or waiver, if applicable)(f)	and/or waiver, if applicable)(f)	rate(g)
Supplemental Data and Ratios
Initial Class
12/31/2016	$ 851,580	0.45%	0.40%	N/A	1.77%	26%
12/31/2015	$ 922,155	0.33%	0.29%	N/A	2.14%	27%(h)
12/31/2014	$1,058,466	0.10%	0.10%	N/A	2.98%	16%
12/31/2013	$1,052,991	0.10%	0.10%	3.30%	3.30%	26%
12/31/2012	$ 911,410	0.10%	0.10%	1.81%	1.81%	27%
Class L
12/31/2016	$ 255,341	0.70%	0.65%	N/A	1.80%	26%
12/31/2015	$ 165,462	0.61%	0.57%	N/A	2.38%	27%(h)
12/31/2014	$ 86,301	0.35%	0.35%	N/A	3.13%	16%
12/31/2013	$ 57,709	0.35%	0.35%	4.21%	4.21%	26%
12/31/2012	$ 20,369	0.35%	0.35%	3.08%	3.08%	27%
Institutional Class
12/31/2016	$ 69,089	0.10%	0.05%	N/A	2.57%	26%
12/31/2015(d)	$ 19,943	0.10%(i)	0.05%(i)	N/A	4.18%(i)	27%(h)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses waived and/or distribution fees waived, if applicable. Without the expense waiver and/or distribution fees waived, the return would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.

See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY AGGRESSIVE PROFILE II FUND

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
		Net	Net realized	Total from	From net	From net
	Net asset value,	investment	and unrealized	investment	investment	realized	Total	Net asset value,	Total
	beginning of year	income(a)	gain (loss)	operations	income	gains	Distributions	end of year	Return (b)(c)
Initial Class
12/31/2016	$ 7.69	0.13	0.56	0.69	(0.13)	(0.50)	(0.63)	$7.75	9.23%
12/31/2015	$ 8.54	0.18	(0.24)	(0.06)	(0.19)	(0.60)	(0.79)	$7.69	(0.64%)
12/31/2014	$ 8.77	0.28	0.34	0.62	(0.28)	(0.57)	(0.85)	$8.54	7.06%
12/31/2013	$ 7.81	0.33	1.25	1.58	(0.24)	(0.38)	(0.62)	$8.77	20.44%
12/31/2012	$ 7.07	0.13	0.86	0.99	(0.13)	(0.12)	(0.25)	$7.81	14.07%
Class L
12/31/2016	$ 8.82	0.16	0.61	0.77	(0.11)	(0.50)	(0.61)	$8.98	8.93%
12/31/2015	$ 9.66	0.23	(0.33)	(0.10)	(0.14)	(0.60)	(0.74)	$8.82	(0.99%)
12/31/2014	$ 9.80	0.43	0.24	0.67	(0.24)	(0.57)	(0.81)	$9.66	6.84%
12/31/2013	$ 8.67	0.59	1.15	1.74	(0.23)	(0.38)	(0.61)	$9.80	20.17%
12/31/2012	$ 7.85	0.21	0.86	1.07	(0.13)	(0.12)	(0.25)	$8.67	13.76%
Institutional Class
12/31/2016	$ 9.25	0.25	0.61	0.86	(0.12)	(0.50)	(0.62)	$9.49	9.52%
12/31/2015(d)	$10.00	0.26	(0.57)	(0.31)	(0.17)	(0.27)	(0.44)	$9.25	(3.22%)(e)

		Ratio of expenses	Ratio of expenses	Ratio of net investment income	Ratio of net investment income
	Net assets,	to average net assets	to average net assets	to average net assets	to average net assets	Portfolio
	end of year	(before reimbursement	(after reimbursement	(before reimbursement	(after reimbursement	turnover
	(000)	and/or waiver, if applicable)(f)	and/or waiver, if applicable)(f)	and/or waiver, if applicable)(f)	and/or waiver, if applicable)(f)	rate(g)
Supplemental Data and Ratios
Initial Class
12/31/2016	$312,433	0.45%	0.42%	N/A	1.73%	30%
12/31/2015	$316,691	0.33%	0.31%	N/A	2.09%	29%(h)
12/31/2014	$340,089	0.10%	0.10%	N/A	3.16%	15%
12/31/2013	$310,499	0.10%	0.10%	3.85%	3.85%	21%
12/31/2012	$219,542	0.10%	0.10%	1.67%	1.67%	32%
Class L
12/31/2016	$117,482	0.70%	0.67%	N/A	1.82%	30%
12/31/2015	$ 70,855	0.61%	0.59%	N/A	2.41%	29%(h)
12/31/2014	$ 29,225	0.35%	0.35%	N/A	4.25%	15%
12/31/2013	$ 10,506	0.35%	0.35%	6.05%	6.05%	21%
12/31/2012	$ 1,587	0.35%	0.35%	2.44%	2.44%	32%
Institutional Class
12/31/2016	$ 37,132	0.10%	0.07%	N/A	2.60%	30%
12/31/2015(d)	$ 1,473	0.10%(i)	0.07%(i)	N/A	3.96%(i)	29%(h)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses waived and/or distribution fees waived, if applicable. Without the expense waiver and/or distribution fees waived, the return would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.

See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.

GREAT-WEST AGGRESSIVE PROFILE II FUND

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
		Net	Net realized	Total from	From net	From net
	Net asset value,	investment	and unrealized	investment	investment	realized	Total	Net asset value,	Total
	beginning of year	income(a)	gain (loss)	operations	income	gains	Distributions	end of year	Return (b)(c)
Initial Class
12/31/2016	$ 6.64	0.10	0.60	0.70	(0.17)	(0.68)	(0.85)	$ 6.49	11.04%
12/31/2015	$ 7.76	0.14	(0.19)	(0.05)	(0.19)	(0.88)	(1.07)	$ 6.64	(0.64%)
12/31/2014	$ 8.23	0.27	0.42	0.69	(0.28)	(0.88)	(1.16)	$ 7.76	8.34%
12/31/2013	$ 7.28	0.35	1.74	2.09	(0.18)	(0.96)	(1.14)	$ 8.23	29.07%
12/31/2012	$ 6.42	0.07	0.99	1.06	(0.07)	(0.13)	(0.20)	$ 7.28	16.64%
Class L
12/31/2016	$11.08	0.19	0.96	1.15	(0.18)	(0.68)	(0.86)	$11.37	10.63%
12/31/2015	$12.23	0.25	(0.35)	(0.10)	(0.17)	(0.88)	(1.05)	$11.08	(0.76%)
12/31/2014	$12.36	0.45	0.54	0.99	(0.24)	(0.88)	(1.12)	$12.23	7.96%
12/31/2013	$10.48	0.69	2.30	2.99	(0.15)	(0.96)	(1.11)	$12.36	28.75%
12/31/2012	$ 9.18	0.17	1.33	1.50	(0.07)	(0.13)	(0.20)	$10.48	16.38%
Institutional Class
12/31/2016	$ 9.08	0.20	0.80	1.00	(0.13)	(0.68)	(0.81)	$ 9.27	11.33%
12/31/2015(d)	$10.00	0.30	(0.68)	(0.38)	(0.03)	(0.51)	(0.54)	$ 9.08	(3.83%)(e)

		Ratio of expenses	Ratio of expenses	Ratio of net investment income	Ratio of net investment income
	Net assets,	to average net assets	to average net assets	to average net assets	to average net assets	Portfolio
	end of year	(before reimbursement	(after reimbursement	(before reimbursement	(after reimbursement	turnover
	(000)	and/or waiver, if applicable)(f)	and/or waiver, if applicable)(f)	and/or waiver, if applicable)(f)	and/or waiver, if applicable)(f)	rate(g)
Supplemental Data and Ratios
Initial Class
12/31/2016	$493,509	0.45%	0.45%	N/A	1.53%	30%
12/31/2015	$524,461	0.33%	0.33%	N/A	1.86%	28%(h)
12/31/2014	$651,746	0.10%	0.10%	N/A	3.26%	16%
12/31/2013	$645,735	0.10%	0.10%	4.22%	4.22%	26%
12/31/2012	$523,785	0.10%	0.10%	0.96%	0.96%	28%
Class L
12/31/2016	$66,271	0.70%	0.70%	N/A	1.69%	30%
12/31/2015	$41,987	0.60%	0.60%	N/A	2.02%	28%(h)
12/31/2014	$27,959	0.35%	0.35%	N/A	3.60%	16%
12/31/2013	$16,628	0.35%	0.35%	5.71%	5.71%	26%
12/31/2012	$ 5,511	0.35%	0.35%	1.66%	1.66%	28%
Institutional Class
12/31/2016	$46,807	0.10%	0.10%	N/A	2.12%	30%
12/31/2015(d)	$20,858	0.10%(i)	0.10%(i)	N/A	4.56%(i)	28%(h)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses waived and/or distribution fees waived, if applicable. Without the expense waiver and/or distribution fees waived, the return would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.

See Notes to Financial Statements.

Annual Report - December 31, 2016

THE BOARD’S APPROVAL OF THE REORGANIZATION

Based on the considerations described below, the Board determined that this reorganization would be in the best interests of each Target Fund, and that the interests of each Target Fund’s existing shareholders would not be diluted as a result of this reorganization. Additionally, the Board determined that this reorganization would be in the best interests of each Acquiring Fund, and that the interests of each Acquiring Fund’s existing shareholders would not be diluted as a result of this reorganization. As such, the Board has approved this reorganization.

In preparation for the in-person meeting of the Board held on February 23, 2017, at which this reorganization was considered, GWCM provided the Board with information for the meeting regarding the proposed reorganization, including the rationale therefor and alternatives considered to this reorganization of the Funds. Prior to approving this reorganization, the independent directors reviewed the foregoing information with their independent legal counsel and with management, reviewed with independent legal counsel applicable law and their duties in considering such matters, and met with independent legal counsel in a private session without management present. In approving this reorganization, the Board considered a number of factors in reaching its determination, including the following:

•	the compatibility of the investment objectives, principal investment strategies, and principal investment risks of each Target Fund and the corresponding Acquiring Fund;
•	the relative fees and expense ratios of each Target Fund and the corresponding Acquiring Fund;
•	the anticipated federal income tax-free nature of this reorganization;
•	the expected costs of this reorganization and the fact that the Funds would not bear any of such costs;
•	the terms of this reorganization and whether this reorganization would dilute the interests of shareholders of each Target Fund and the corresponding Acquiring Fund;
•	the effect of this reorganization on shareholder rights;
•	alternatives to this reorganization; and
•	any potential benefits of this reorganization to GWCM and its affiliates as a result of this reorganization.

Compatibility of Investment Objectives, Principal Investment Strategies and Principal Investment Risks

Based on the information presented, the Board noted that the Funds have the same investment objectives, principal investment strategies, and principal investment risks.

Investment Performance and Portfolio Management

The Board considered the investment performance of the each Target Fund and its corresponding Acquiring Fund. Each Acquiring Fund has outperformed the corresponding Target Fund for all periods reviewed.

Fees and Expense Ratios

The Board considered the fees and expense ratios of each Target Fund and its corresponding Acquiring Fund (including estimated expenses of the combined fund following this reorganization) and the impact of expense reimbursements. The Board noted that management fees are calculated at the annual rate of 0.25% for each Target Fund and at the annual rate of 0.10% for each Acquiring Fund. As a result, the Board concluded that shareholders of each Target Fund will pay a lower total expense upon effectiveness of this reorganization.

Federal Income Tax Consequences of the Reorganization

The Board considered the tax implications of this reorganization. The Board noted that this reorganization will be structured with the intention that it qualify as a tax-free reorganization for federal income tax purposes. The Board recognized that with fund reorganizations, applicable tax laws could impose limits on the amount of capital loss carryforwards that an acquiring fund may use in any one year.

Costs of the Reorganization

The Board considered the projected costs of this reorganization. The Board noted that GWCM will bear all the expenses incurred in connection with the proposed Reorganization.

Dilution

The terms of this reorganization are intended to avoid dilution of the interests of the shareholders of the Funds. In this regard, shareholders of each Target Fund will receive the same class of shares in the corresponding Acquiring Fund, equal in total value to the total value of the shares of the Target Fund surrendered.

Effect on Shareholder Rights

The Board noted that shareholders of each Target Fund will receive the same class of shares of the corresponding Acquiring Fund, which are both subject to the same shareholder services fees. The Board also considered that the Funds are series of Great-West Funds and as such, the rights of the Target Funds’ shareholders are the same as the rights of the Acquiring Funds’ shareholders. The Board also considered that shares of each Fund are entitled to one vote per share held and fractional votes for fractional shares held.

Alternatives to the Reorganization

As an alternative, the Board considered liquidating each Target Fund. However, liquidation would require that GWL&A obtain substitution orders from the SEC under Section 26(c) of the 1940 Act in order to move assets from one fund to another within an insurance company separate account, which is a lengthy process.

Potential Benefits to GWCM and its Affiliates

The Board recognized that this reorganization may result in some benefits and economies for GWCM and its affiliates. These may include, for example, cost savings as a result of the elimination of the Target Funds as funds in Great-West Funds’ complex.

Conclusion

The Board, including the independent directors, approved this reorganization, concluding that this reorganization is in the best interests of each Target Fund, and that the interests of existing shareholders of each Target Fund will not be diluted as a result of this reorganization. The Board, including the independent directors, also concluded that this reorganization is in the best interests of each Acquiring Fund, and that the interests of existing shareholders of each Acquiring Fund will not be diluted as a result of this reorganization. The Board did not identify any single factor discussed above as all-important or controlling, but considered all such factors together in approving this reorganization.

INFORMATION ABOUT OWNERSHIP OF SHARES OF THE FUND

Outstanding Shares

For the number of outstanding Investor Class shares of each Target Fund as of the close of business on December 31, 2016, please see “Capitalization” above. As of December 31, 2016, the directors and officers of the Target Funds as a group owned less than 1% of the total outstanding shares of each Target Fund and as a group owned less than 1% of the Investor Class shares of each Target Fund.

For the number of outstanding Investor Class shares of each Acquiring Fund as of the close of business on December 31, 2016, please see “Capitalization” above. As of December 31, 2016, the directors and officers of the Acquiring Funds as a group owned less than 1% of the total outstanding shares of each Acquiring Fund and as a group owned less than 1% of the Investor Class shares of each Acquiring Fund.

Beneficial Ownership

The following tables set forth the percentage of ownership of each person who, as of April 1, 2017, owns of record, or is known by the Funds to own of record or beneficially, 5% or more of Investor Class shares of either Fund. The tables also set forth the estimated percentage of shares of the combined fund that would have been owned by such parties if this reorganization had occurred on April 1, 2017. These amounts may differ on the Closing Date.

Shareholders who have the power to vote a larger percentage of shares (at least 25% of the voting shares) of a Fund can control the Fund and determine the outcome of a shareholder meeting. The votes of the shareholders of the Target Funds are not being solicited since their approval or consent is not necessary for this reorganization to take place.

Great-West Conservative Profile I Target Fund - Investor Class Shares
Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Combined Fund After this Reorganization
Future Funds Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	75.24%	0.00%
GWLA Variable Annuity 2 Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	14.01%	0.00%

Great-West Moderately Conservative Profile I Target Fund - Investor Class Shares
Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Combined Fund After this Reorganization
Future Funds Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	68.67%	0.00%
GWLA Variable Annuity 2 Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	21.97%	0.00%

Great-West Moderate Profile I Target Fund - Investor Class Shares
Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Combined Fund After this Reorganization
Future Funds Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	68.35%	0.00%
GWLA Variable Annuity 2 Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	24.44%	0.00%

Great-West Moderately Aggressive Profile I Target Fund - Investor Class Shares
Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Combined Fund After this Reorganization
Future Funds Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	90.23%	0.00%
GWLA Variable Annuity 2 Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	5.02%	0.00%

Great-West Aggressive Profile I Target Fund - Investor Class Shares
Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Combined Fund After this Reorganization
Future Funds Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	90.31%	0.00%

Great-West Conservative Profile II Acquiring Fund - Investor Class Shares
Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Combined Fund After this Reorganization
Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	49.54%	49.54%
Future Funds Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	0.00%	75.24%
GWLA Variable Annuity 2 Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	0.00%	14.01%

Great-West Moderately Conservative Profile II Acquiring Fund - Investor Class Shares
Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Combined Fund After this Reorganization
Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	28.75%	28.75%
Future Funds Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	0.00%	68.67%
GWLA Variable Annuity 2 Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	0.00%	21.97%

Great-West Moderate Profile II Acquiring Fund - Investor Class Shares
Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Combined Fund After this Reorganization
Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	51.24%	51.24%
Future Funds Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	0.00%	68.35%
GWLA Variable Annuity 2 Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	0.00%	24.44%

Great-West Moderately Aggressive Profile II Acquiring Fund - Investor Class Shares
Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Combined Fund After this Reorganization
Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	26.75%	26.75%
Future Funds Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	0.00%	90.23%
GWLA Variable Annuity 2 Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	0.00%	5.02%

Great-West Aggressive Profile II Acquiring Fund - Investor Class Shares
Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Combined Fund After this Reorganization
Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	56.89%	56.89%
Future Funds Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	0.00%	90.31%

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) is made as of this [                    ], 2017, by and among Great-West Funds, Inc., a Maryland corporation (the “Corporation”), on behalf of Great-West Conservative Profile II Fund, Great-West Moderately Conservative Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Aggressive Profile II Fund, and Great-West Aggressive Profile II Fund, each a separate series of the Corporation (each an “Acquiring Fund” and, collectively, the “Acquiring Funds”), and Great-West Conservative Profile I Fund, Great-West Moderately Conservative Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Aggressive Profile I Fund, and Great-West Aggressive Profile I Fund, each a separate series of the Corporation (each an “Acquired Fund” and, collectively, the “Acquired Funds,” and together with each Acquiring Fund, each a “Fund” and collectively the “Funds”), and Great-West Capital Management, LLC (“GWCM”), investment adviser for the Funds (for purposes of section 10.2 of this Agreement only). The principal place of business of the Corporation is 8515 East Orchard Road, Greenwood Village, Colorado 80111.

For each Reorganization (as defined below), this Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). The reorganization of each Acquired Fund into its corresponding Acquiring Fund (as set forth on Schedule A hereto) will consist of the transfer of all of the assets of the Acquired Fund to its corresponding Acquiring Fund in exchange solely for Initial Class voting shares of common stock, $0.10 par value per share, of the Acquiring Fund (the “Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, immediately followed by the pro rata distribution of all the Acquiring Fund Shares received by the Acquired Fund to the shareholders of the Acquired Fund in complete liquidation and termination of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (each, a “Reorganization” and collectively, the “Reorganizations”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.            Transfer of Assets of the Acquired Funds to the Acquiring Funds in Consideration for Acquiring Fund Shares and the Assumption of All Acquired Fund Liabilities and the Liquidation of the Acquired Funds

1.1        Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, each Acquired Fund agrees to transfer to its corresponding Acquiring Fund as set forth on Schedule A hereto all of the Acquired Fund’s assets as set forth in section 1.2, and each Acquiring Fund agrees in consideration therefor (i) to deliver to its corresponding Acquired Fund that number of full and fractional Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s assets net of any liabilities of the Acquired Fund, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of an Acquiring Fund Share, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of the Acquired Fund. All Acquiring Fund Shares delivered to its corresponding Acquired Fund shall be delivered at net asset value without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in section 3.1 (the “Closing”).

1.2        The assets of each Acquired Fund to be acquired by its corresponding Acquiring Fund (the “Assets”) shall consist of all assets as of the time of the Closing, including, without limitation, all cash, cash equivalents, securities, commodities and futures contracts and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of such Acquired Fund to be prepared as of the effective time of the Closing in accordance with accounting principles generally accepted in the United States of America (“GAAP”) applied consistently with those of such Acquired Fund’s most recent audited statement of assets and liabilities. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by the Acquired Fund immediately before the Closing (excluding for these purposes assets used to pay dividends and other distributions for the purpose of distributing all or substantially all of the Acquired Fund’s income and gains so as to avoid the imposition of income or excise taxes).

1.3        Each Acquired Fund will endeavor, to the extent practicable, to discharge all of its liabilities and obligations that are accrued prior to the Closing.

1.4        Immediately after the transfer of Assets provided for in section 1.1, each Acquired Fund will distribute to the Acquired Fund’s Initial Class shareholders of record (the “Acquired Fund Shareholders”), determined as of the time of such distribution, on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to section 1.1 in complete liquidation of the Acquired Fund. Such distribution and liquidation will be accomplished with respect to the Acquired Fund by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The Acquiring Funds shall have no obligation to inquire as to the validity, propriety or correctness of such records received from the Acquired Funds, but shall assume that such transaction is valid, proper and correct. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders, shall be equal to the aggregate net asset value of the corresponding Acquired Fund shares owned by such shareholders as of the Valuation Time (as defined in Section 2.1). All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares.

1.5        Ownership of Acquiring Fund Shares will be shown on the books of each Acquiring Fund. Shares of each Acquiring Fund will be issued in the manner described in the Acquiring Fund’s most recently effective prospectus and statement of additional information.

1.6        Any reporting responsibility of each Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of such Acquired Fund.

1.7        All books and records of each Acquired Fund, including, without limitation, all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the corresponding Acquiring Fund from and after the Closing Date and shall be turned over to the corresponding Acquiring Fund as soon as practicable following the Closing.

2.            Valuation

2.1        The value of the Assets and the liabilities of an Acquired Fund shall be computed as of the close of regular trading on The New York Stock Exchange (the “NYSE”) on the Closing Date (the “Valuation Time”) after the declaration and payment of any dividends and/or other distributions, using the valuation procedures set forth in the Corporation’s Articles of Amendment and Restatement, as amended, the corresponding Acquiring Fund’s most recently effective prospectus and statement of additional information and any other valuation policies or procedures applicable to the Acquiring Fund then in effect, copies of which have been delivered to the Acquired Fund.

2.2        The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Time using the valuation procedures referred to in section 2.1.

2.3        All computations of value hereunder shall be made by or under the direction of each Fund’s respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund’s respective Independent Registered Public Accounting Firm upon the reasonable request of its corresponding Fund.

3.            Closing and Closing Date

3.1        The Closing of the transactions contemplated by this Agreement shall occur on July 14, 2017, or such later date as the parties may agree in writing (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously as of 5:00 p.m., Eastern Time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of counsel to the Acquiring Funds, or at such other place and time as the parties may agree.

3.2        Each Acquired Fund shall deliver, or cause to be delivered, to the corresponding Acquiring Fund at the Closing a schedule of its Assets.

3.3        DST Systems, Inc., as transfer agent for each Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Initial Class Acquired Fund shares owned by each such shareholder immediately prior to the Closing. Each Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited as of the Closing to the corresponding Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

3.4        In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of an Acquiring Fund or an Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Corporation (the “Board”), accurate appraisal of the value of the net assets or shares of an Acquiring Fund or an Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.5        The liabilities of an Acquired Fund to be assumed by the corresponding Acquiring Fund shall include all of the Acquired Fund’s liabilities, debts, obligations, and duties of whatever kind or nature as of the time of the Closing, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing, and whether or not specifically referred to in this Agreement, including, but not limited, to any deferred compensation payable by the Acquired Fund to the Corporation’s directors.

4.            Representations and Warranties

4.1        The Corporation, on behalf of each Acquired Fund, represents and warrants to each corresponding Acquiring Fund as follows:

(a)        The Corporation is a Maryland corporation duly organized and validly existing under the laws of the State of Maryland with power under the Corporation’s Articles of Amendment and Restatement, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out this Agreement. The Acquired Fund is a separate series of the Corporation duly designated in accordance with the applicable provisions of the Corporation’s Articles of Amendment and Restatement, as amended. The Corporation and Acquired Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Corporation or Acquired Fund. The Acquired Fund has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquired Fund;

(b)        The Corporation is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquired Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

(c)        No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act and such as may be required by state securities laws;

(d)        The Corporation is not, and the execution, delivery and performance of this Agreement by the Corporation will not result (i) in violation of Maryland law or of the Corporation’s Articles of Amendment and Restatement or Amended and Restated By-Laws, each as amended, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquired Fund;

(e)        No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to the Acquired Fund’s knowledge threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(f)        The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquired Fund at and for the fiscal year ended December 31, 2015, have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, and, with the unaudited Statements of Assets and Liabilities, Operations, and Changes in Net Assets, Financial Highlights, and Investment Portfolio of the Acquired Fund at and for the six months ended June 30, 2016, are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of the respective date in accordance with GAAP and there are no known contingent liabilities of the Acquired Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(g)        Since June 30, 2016, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio shall not constitute a material adverse change;

(h)        All federal, state, local and other tax returns and reports of the Acquired Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All federal, state, local and other taxes of the Acquired Fund required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof, and any such unpaid taxes, as of the date of the financial statements referred to above, are properly reflected thereon. To the best of the Acquired Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquired Fund, and no assessment for taxes, interest, additions to tax or penalties has been asserted against the Acquired Fund;

(i)        For each taxable year of its operations (including the taxable year ending on the Closing Date), the Acquired Fund (i) has elected to qualify, and has qualified or will qualify (in the case of the taxable year ending with the Closing Date), as a “regulated investment company” under the Code (a “RIC”), (ii) has been eligible to compute and has computed its federal income tax under Section 852 of the Code, and on or prior to the Closing Date will have declared and paid a distribution with respect to all its investment company taxable income (determined without regard to the deduction for dividends paid), the excess of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code and its net capital gain after reduction for any available capital loss carryover and excluding any net capital gain on which the Acquired Fund paid tax under Section 852(b)(3)(A) of the Code (as such terms are defined in the Code), in each case that has accrued or will accrue on or prior to the Closing Date, and (iii) has been, and will be (in the case of the taxable year ending with the Closing Date), treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code;

(j)        For all taxable years and all applicable quarters of the Acquired Fund from the date of its inception (including the taxable year and quarter that includes the Closing Date), the assets of the Acquired Fund have been (or will be in the case of the taxable year and quarter that includes the Closing Date) sufficiently diversified so that each segregated asset account investing all its assets in the Acquired Fund was (or will be in the case of the taxable year and quarter that includes the Closing Date) adequately diversified within the meaning of Section 817(h) of the Code;

(k)        All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter’s rights, and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of DST Systems, Inc., as provided in section 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund shares, nor is there outstanding any security convertible into any Acquired Fund shares;

(l)        At the Closing, the Acquired Fund will have good and marketable title to the Acquired Fund’s Assets to be transferred to the Acquiring Fund pursuant to section 1.1 and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

(m)        The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing by all necessary action on the part of the Board (including the determinations required by Rule 17a-8(a) under the 1940 Act), and this Agreement constitutes a valid and binding obligation of the Corporation, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)        The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including but not limited to the Financial Industry Regulatory Authority (“FINRA”)), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(o)        The most recently effective prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

(p)        The Acquired Fund shares have been duly established and designated by the Board.

4.2        The Corporation, on behalf of each Acquiring Fund, represents and warrants to each corresponding Acquired Fund as follows:

(a)        The Corporation is a Maryland corporation duly organized and validly existing under the laws of the State of Maryland with power under the Corporation’s Articles of Amendment and Restatement, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out this Agreement. The Acquiring Fund is a separate series of the Corporation duly designated in accordance with the applicable provisions of the Corporation’s Articles of Amendment and Restatement, as amended. The Corporation and Acquiring Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Corporation or Acquiring Fund. The Acquiring Fund has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund;

(b)        The Corporation is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

(c)        No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required by state securities laws;

(d)        The Corporation is not, and the execution, delivery and performance of this Agreement by the Corporation will not result (i) in violation of Maryland law or of the Corporation’s Articles of Amendment and Restatement or Amended and Restated By-Laws, each as amended, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquiring Fund;

(e)        No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to the Acquiring Fund’s knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(f)        The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended December 31, 2015, have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, and, with the unaudited Statements of Assets and Liabilities, Operations, and Changes in Net Assets, Financial Highlights, and Investment Portfolio of the Acquiring Fund at and for the six months ended June 30, 2016, are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquired Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of the respective date in accordance with GAAP and there are no known contingent liabilities of the Acquired Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(g)        Since June 30, 2016, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio shall not constitute a material adverse change;

(h)        All federal, state, local and other tax returns and reports of the Acquiring Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All federal, state, local and other taxes of the Acquiring Fund required to be paid (whether or not shown on any such return or report) have been paid or provision shall have been made for the payment thereof, and any such unpaid taxes, as of the date of the financial statements referred to above, are properly reflected thereon. To the best of the Acquiring Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquiring Fund, and no assessment for taxes, interest, additions to tax or penalties has been asserted against the Acquiring Fund;

(i)        For each taxable year of its operations, including the taxable year that includes the Closing Date, the Acquiring Fund (i) has elected or will elect to qualify, has qualified or will qualify (in the case of the year that includes the Closing Date) and intends to continue to qualify as a RIC under the Code, (ii) has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year that includes the Closing Date, and (iii) has been, and will be (in the case of the taxable year that includes the Closing Date), treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code;

(j)        For all taxable years and all applicable quarters of the Acquiring Fund from the date of its inception (including the taxable year and quarter that includes the Closing Date), the assets of the Acquiring Fund have been (or will be in the case of the taxable year and quarter that includes the Closing Date) sufficiently diversified so that each segregated asset account investing all its assets in the Acquiring Fund was (or will be in the case of the taxable year and quarter that includes the Closing Date) adequately diversified within the meaning of Section 817(h) of the Code;

(k)        All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter’s rights. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares;

(l)        The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing have been duly authorized and, when so issued and delivered, will be legally and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable;

(m)        At the Closing, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;

(n)        The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing by all necessary action on the part of the Board (including the determinations required by Rule 17a-8(a) under the 1940 Act) and this Agreement will constitute a valid and binding obligation of the Corporation, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)        The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including but not limited to FINRA), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(p)        The most recently effective prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(q)        The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date; and

(r)        The Acquiring Fund Shares have been duly established and designated by the Board.

5.            Covenants of the Acquiring Funds and the Acquired Funds

The Corporation on behalf of each Fund covenants as follows:

5.1        Each Acquiring Fund and each Acquired Fund, each covenants to operate its business in the ordinary course from the date hereof through the Closing Date except as otherwise provided herein, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions and such changes as are contemplated by the Fund’s normal operations. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. Each Acquired Fund covenants and agrees to coordinate its portfolio, as set forth in Section 5.13, in order that at the Closing, when the Assets are added to the corresponding Acquiring Fund’s portfolio, the resulting portfolio will be consistent with the implementation of the Acquiring Fund’s investment objective, policies, strategies and restrictions to become effective on the Closing Date, a written description of which has been delivered to the Acquired Fund.

5.2        Upon reasonable notice, the Corporation’s officers and agents shall have reasonable access to each Acquired Fund’s books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.

5.3        Each Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.4        Each Acquired Fund covenants that it will assist the corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.5        Subject to the provisions of this Agreement, each Acquiring Fund and the corresponding Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6        Each Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the corresponding Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.7        Each Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue the Acquiring Fund’s operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that the Corporation may take such actions it reasonably deems advisable after the Closing Date as circumstances change.

5.8        Each Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by the corresponding Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as the Acquired Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to the Acquired Fund title to and possession of all Acquiring Fund Shares to be transferred to the Acquired Fund pursuant to this Agreement and (ii) assume all of the liabilities of the Acquired Fund.

5.9        Immediately after the Closing, each Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing in complete liquidation of the Acquired Fund and the Acquired Fund’s existence shall as soon as possible thereafter be terminated.

5.10        Each Acquiring Fund and each Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.11        The intention of the parties is that each Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the Corporation, an Acquiring Fund or an Acquired Fund shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing, the Corporation, each Acquiring Fund and each Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Vedder Price P.C. to render the tax opinion contemplated herein in section 8.3.

5.12        At or immediately prior to the Valuation Time, each Acquired Fund will declare and pay to its shareholders a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund Shareholders at least (i) all of the excess of (x) the Acquired Fund’s interest income excludable from gross income under Section 103(a) of the Code over (y) the Acquired Fund’s deductions disallowed under Sections 265 and 171(a)(2) of the Code, (ii) all of the Acquired Fund’s investment company taxable income as defined in Code Section 852 (computed without regard to any deduction for dividends paid) and (iii) all of the Acquired Fund’s realized net capital gain (after reduction by any available capital loss carryover and excluding any net capital gain on which the Acquired Fund paid tax under Section 852(b)(3)(A) of the Code), in each case for both the current taxable year (which will end on the Closing Date) and all preceding taxable years.

5.13        Each Acquiring Fund agrees to identify in writing prior to the Closing Date any assets of the corresponding Acquired Fund that the Acquiring Fund does not wish to acquire because they are not consistent with the Acquiring Fund’s investment objective, policies, restrictions or strategies on the Closing Date, and the Acquired Fund agrees to dispose of such assets prior to the Closing Date. Each Acquiring Fund agrees to identify in writing prior to the Closing Date any assets that it would like the corresponding Acquired Fund to purchase so that, immediately after the Closing, the Acquiring Fund’s portfolio will be consistent with the Acquiring Fund’s investment objective, policies, restrictions and strategies on the Closing Date, and the corresponding Acquired Fund agrees to purchase prior to the Closing such assets (to the extent consistent with the Acquired Fund’s investment objective, policies, restrictions or strategies) pursuant to the Acquiring Fund’s investment objective, policies, restrictions or strategies on the Closing Date. Notwithstanding the foregoing, nothing herein will require an Acquired Fund to dispose of or purchase any assets if, in the reasonable judgment of the Acquired Fund, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes.

5.14        The Corporation will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders of each Acquired Fund (the “Registration Statement”). The Registration Statement shall include an information statement of each Acquired Fund and a prospectus of each Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, 1934 Act, and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the information statement and related materials, for inclusion therein.

6.            Conditions Precedent to Obligations of the Acquired Funds

The obligations of the Corporation, on behalf of each Acquired Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the corresponding Acquiring Fund of all the obligations to be performed by it hereunder at or before the Closing, and, in addition thereto, the following further conditions:

6.1        All representations and warranties of the Corporation, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing, with the same force and effect as if made at and as of the Closing; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquired Fund, its adviser or any of their affiliates) against the Acquiring Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.

6.2        The Acquiring Fund shall have delivered to the Acquired Fund at the Closing a certificate executed in its name by the Corporation’s President, Treasurer, an Assistant Treasurer or a Vice President, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Corporation, on behalf of the Acquiring Fund, made in this Agreement are true and correct as of the Closing, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

6.3        The Corporation, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund at or before the Closing.

7.            Conditions Precedent to Obligations of the Acquiring Funds

The obligations of the Corporation, on behalf of each Acquiring Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the corresponding Acquired Fund of all of the obligations to be performed by it hereunder at or before the Closing and, in addition thereto, the following further conditions:

7.1        All representations and warranties of the Corporation, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing, with the same force and effect as if made at and as of the Closing; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquiring Fund, its adviser or any of their affiliates) against the Acquired Fund or its investment adviser, directors or officers arising out of this Agreement and (ii) no facts known to the Acquired Fund which the Acquired Fund reasonably believes might result in such litigation.

7.2        The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities as of the Closing, certified by the Treasurer or an Assistant Treasurer of the Corporation.

7.3        The Acquired Fund shall have delivered to the Acquiring Fund at the Closing a certificate executed in its name by the Corporation’s President, Treasurer, an Assistant Treasurer or a Vice President, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Corporation with respect to the Acquired Fund made in this Agreement are true and correct and as of the Closing, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

7.4        The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund at or before the Closing.

8.            Further Conditions Precedent to Obligations of the Acquiring Funds and the Acquired Funds

The obligations under this Agreement of each Acquired Fund and its corresponding Acquiring Fund with respect to its Reorganization shall be subject to the fulfillment or waiver of the following conditions:

8.1        At the Closing, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.2        All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Corporation, on behalf of the Acquiring Fund or Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either Fund may for itself waive any of such conditions.

8.3        The Funds shall have received an opinion of Vedder Price P.C. addressed to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:

(a)        The transfer of all the Acquired Fund’s assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund immediately followed by the pro rata distribution to the Acquired Fund Shareholders of all the Acquiring Fund Shares received by the Acquired Fund in complete liquidation of the Acquired Fund and the termination of the Acquired Fund as soon as practicable thereafter will constitute a “reorganization” within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)        No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund.

(c)        No gain or loss will be recognized by the Acquired Fund upon the transfer of all the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of such Acquiring Fund Shares to the Acquired Fund Shareholders solely in exchange for such shareholders’ shares of the Acquired Fund in complete liquidation of the Acquired Fund.

(d)        No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares solely for Acquiring Fund Shares in the Reorganization.

(e)        The aggregate basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Acquired Fund shares exchanged therefor by such shareholder. The holding period of the Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided such Acquired Fund shares are held as capital assets at the time of the Reorganization.

(f)        The basis of the Acquired Fund’s assets transferred to the Acquiring Fund will be the same as the basis of such assets to the Acquired Fund immediately before the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

No opinion will be expressed as to (1) the effect of a Reorganization on an Acquired Fund, an Acquiring Fund or any Acquired Fund Shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year (or on the termination thereof) or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and such representations as Vedder Price P.C. may reasonably request of the Funds, and each Acquired Fund and each Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor an Acquired Fund may waive the conditions set forth in this Section 8.3.

8.4        The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

9.            Reserved

10.          Fees and Expenses

10.1        The Corporation, on behalf of the Acquiring Funds and the Acquired Funds, represents and warrants that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

10.2        GWCM will pay all expenses incurred by each Acquired Fund and each Acquiring Fund in connection with its Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of supplements to the Corporation’s Registration Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; and (f) other related administrative or operational costs. GWCM will also bear any transaction costs incurred through the sale and purchase of assets pursuant to section 5.13. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of an Acquired Fund or an Acquiring Fund, as the case may be, as a RIC.

11.          Entire Agreement

The parties agree that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement among the parties.

12.          Termination

This Agreement may be terminated with respect to a Reorganization and the transactions contemplated hereby may be abandoned (i) by mutual agreement of the parties, or (ii) by any party if the Closing shall not have occurred on or before ten months from the date of Agreement, unless such date is extended by mutual agreement of the parties, or (iii) by any party if another party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or the Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.          Amendments

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Corporation, on behalf of an Acquiring Fund and an Acquired Fund, as specifically authorized by the Board of Directors of the Corporation.

14.          Notices

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to an Acquired Fund or an Acquiring Fund, 8515 East Orchard Road, 2T2, Greenwood Village, Colorado 80111, or to any other address that the Acquired Fund or the Acquiring Fund shall have last designated by notice to the other party.

15.          Headings; Counterparts; Assignment; Limitation of Liability

15.1        The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of an Acquiring Fund and an Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4        Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warranties of that Fund only (the “Obligated Fund”), and in no event shall any other series of the Corporation or the assets of any such series be held liable with respect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

15.5        This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the State of Maryland, without regard to its principles of conflicts of laws.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first written above by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest: Secretary Attest: Secretary

GREAT-WEST FUNDS, INC., on behalf of each of Great-West Conservative Profile I Fund, Great-West Moderately Conservative Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Aggressive Profile I Fund, and Great-West Aggressive Profile I Fund

By: Mary C. Maiers

Its: Chief Financial Officer & Treasurer

GREAT-WEST FUNDS, INC., on behalf of each of Great-West Conservative Profile II Fund, Great-West Moderately Conservative Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Aggressive Profile II Fund, and Great-West Aggressive Profile II Fund

By:  Mary C. Maiers

Its:  Chief Financial Officer & Treasurer

AGREED TO AND ACKNOWLEDGED ONLY WITH RESPECT TO SECTION 10.2 HERETO GREAT-WEST CAPITAL MANAGEMENT, LLC By: David L. Musto Its: President & CEO By: Kelly New Its: Assistant Treasurer

Schedule A

SUMMARY OF EACH REORGANIZATION

(Shareholders of each Acquired Fund will receive shares of the Acquiring Fund as designated below)

Acquired Fund	Acquiring Fund
Great-West Conservative Profile I Fund - Initial Class Shares	Great-West Conservative Profile II Fund - Initial Class Shares
Great-West Moderately Conservative Profile I Fund - Initial Class Shares	Great-West Moderately Conservative Profile II Fund - Initial Class Shares
Great-West Moderate Profile I Fund - Initial Class Shares	Great-West Moderate Profile II Fund - Initial Class Shares
Great-West Moderately Aggressive Profile I Fund - Initial Class Shares	Great-West Moderately Aggressive Profile II Fund - Initial Class Shares
Great-West Aggressive Profile I Fund - Initial Class Shares	Great-West Aggressive Profile II Fund - Initial Class Shares

STATEMENT OF ADDITIONAL INFORMATION

GREAT-WEST FUNDS, INC.

GREAT-WEST CONSERVATIVE PROFILE II, GREAT-WEST MODERATELY CONSERVATIVE

PROFILE II, GREAT-WEST MODERATE PROFILE II, GREAT-WEST MODERATELY AGGRESSIVE

PROFILE II, AND GREAT-WEST AGGRESSIVE PROFILE II FUNDS

Relating to the Acquisition of the Assets and Liabilities of

GREAT-WEST CONSERVATIVE PROFILE I, GREAT-WEST MODERATELY CONSERVATIVE

PROFILE I, GREAT-WEST MODERATE PROFILE I, GREAT-WEST MODERATELY AGGRESSIVE

PROFILE I, AND GREAT-WEST AGGRESSIVE PROFILE I FUNDS

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(866) 831-7129

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the Information Statement/Prospectus dated [________], 2017 relating to this reorganization of the Great-West Conservative Profile I, Great-West Moderately Conservative Profile I, Great-West Moderate Profile I, Great-West Moderately Aggressive Profile I, and Great-West Aggressive Profile I Funds, respectively (each a “Target Fund” and, collectively, the “Target Funds,”), into Great-West Conservative Profile II, Great-West Moderately Conservative Profile II, Great-West Moderate Profile II, Great-West Moderately Aggressive Profile II, and Great-West Aggressive Profile II Funds, respectively (each an “Acquiring Fund” and, collectively, the “Acquiring Funds”), as described in the Information Statement/Prospectus. The Target Funds and the Acquiring Funds are collectively referred to herein as the “Funds” or individually as a “Fund.” Copies of the Information Statement/Prospectus may be obtained at no charge by writing to Great-West Funds at the address or phone number shown above or by calling (866) 831-7129. Capitalized terms used herein that are not defined have the same meaning as in the Information Statement/Prospectus.

Further information about the Funds is contained in the Funds’ Statement of Additional Information, dated May 1, 2017, as supplemented through the date of this SAI, and is incorporated herein by reference only insofar as it relates to the Target Funds and the Acquiring Funds. No other parts are incorporated by reference herein.

The unaudited pro forma financial information, attached hereto as Appendix A, is intended to present the financial condition and related results of operations of each Acquiring Fund as if this reorganization had been consummated on December 31, 2016.

The audited financial statements and related independent registered public accounting firm’s report for the Acquiring and Target Funds are contained in the Acquiring and Target Funds’ Annual Reports for the fiscal year ended December 31, 2016.

The date of this Statement of Additional Information is [________], 2017.

1

Appendix A

Pro Forma Financial Information

(Unaudited)

GREAT-WEST FUNDS, INC.

GREAT-WEST CONSERVATIVE PROFILE II FUND PRO FORMA

Schedule of Investments*

As of December 31, 2016

		GREAT-WEST CONSERVATIVE PROFILE I FUND (Target Portfolio)		GREAT-WEST CONSERVATIVE PROFILE II FUND (Target Portfolio)(a)		Pro Forma Combined
	% OF NET ASSETS	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)

BOND MUTUAL FUNDS	47.51%

Great-West Federated Bond Fund Institutional Class(b)		363,016	3,521,253	4,356,651	42,259,514	4,719,667	45,780,767
Great-West Loomis Sayles Bond Fund Institutional Class(b)		488,643	4,593,250	5,866,687	55,146,856	6,355,330	59,740,106
Great-West Putnam High Yield Bond Institutional Class(b)		223,649	2,135,851	2,684,766	25,639,514	2,908,415	27,775,365
Great-West Short Duration Bond Fund Institutional Class(b)		288,126	2,835,161	3,458,247	34,029,151	3,746,373	36,864,312
Great-West Templeton Global Bond Fund Institutional Class(b)		501,240	4,586,347	6,014,270	55,030,573	6,515,510	59,616,920
Great-West U.S. Government Mortgage Securities Fund Institutional Class(b)		367,561	3,528,583	4,410,107	42,337,024	4,777,667	45,865,607

			$21,200,445		$254,442,633		$275,643,078

EQUITY MUTUAL FUNDS	30.01%

Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(b)		204,447	2,028,110	2,447,794	24,282,120	2,652,241	26,310,230
Great-West Invesco Small Cap Value Fund Institutional Class(b)		29,912	311,388	358,128	3,728,110	388,040	4,039,498
Great-West Loomis Sayles Small Cap Value Fund Institutional Class(b)		32,765	311,920	392,623	3,737,768	425,387	4,049,688
Great-West MFS International Growth Fund Institutional Class(b)		113,875	944,026	1,364,663	11,313,052	1,478,538	12,257,078
Great-West MFS International Value Fund Institutional Class(b)		198,161	1,896,400	2,375,301	22,731,635	2,573,462	24,628,035
Great-West Multi-Manager Large Cap Growth Fund Institutional Class(b)		163,918	1,447,400	1,965,814	17,358,141	2,129,733	18,805,541
Great-West Multi-Manager Small Cap Growth Fund Institutional Class(b)		24,832	249,060	296,954	2,978,451	321,786	3,227,511
Great-West Putnam Equity Income Fund Institutional Class(b)		182,904	1,710,155	2,191,041	20,486,236	2,373,946	22,196,391
Great-West Real Estate Index Fund Institutional Class(b)		246,240	2,275,255	2,933,844	27,108,721	3,180,084	29,383,976
Great-West T. Rowe Price Equity Income Fund Institutional Class(b)		194,337	1,710,162	2,327,573	20,482,638	2,521,909	22,192,800
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(b)		66,985	543,251	802,349	6,507,054	869,335	7,050,305

			$13,427,127		$160,713,925		$174,141,052

		ACCOUNT BALANCE		ACCOUNT BALANCE		ACCOUNT BALANCE
FIXED INTEREST CONTRACT	22.52%

Great-West Life & Annuity Contract(b) 1.50% (c)		10,054,124 (d)	10,054,124	120,632,413 (d)	120,632,413	130,686,537 (d)	130,686,537

TOTAL INVESTMENTS	100.04%		$44,681,696		$535,788,971		$580,470,667

OTHER ASSETS & LIABILITIES, NET	-0.04%		$(19,398)		$(216,005)		$(235,403)

TOTAL NET ASSETS	100.00%		$44,662,298		$535,572,966		$580,235,264

TOTAL COST			$45,889,913		$546,317,711		$592,207,624

* No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the merger, securities would not need to be sold in order for the Great-West Conservative Profile II Fund (Acquiring Fund) to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund’s business and operations.

(a) Upon consummation of the merger, the Great-West Conservative Profile II Fund will be the accounting survivor.

(b) Issuer is considered an affiliate of the Fund.

(c) Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.

(d) Account Balance represents net deposits and approximate fair value.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

2

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY CONSERVATIVE PROFILE II FUND PRO FORMA

Schedule of Investments*

As of December 31, 2016

		GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND (Target Portfolio)		GREAT-WEST MODERATELY CONSERVATIVE PROFILE II FUND (Target Portfolio)(a)		Pro Forma Combined
	% OF NET ASSETS	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)

BOND MUTUAL FUNDS	33.04%

Great-West Federated Bond Fund Institutional Class(b)		304,600	2,954,617	1,647,403	15,979,805	1,952,002	18,934,422
Great-West Loomis Sayles Bond Fund Institutional Class(b)		408,796	3,842,680	2,212,505	20,797,548	2,621,301	24,640,228
Great-West Putnam High Yield Bond Institutional Class(b)		187,401	1,789,681	1,014,371	9,687,246	1,201,772	11,476,927
Great-West Short Duration Bond Fund Institutional Class(b)		32,350	318,328	175,099	1,722,975	207,449	2,041,303
Great-West Templeton Global Bond Fund Institutional Class(b)		417,421	3,819,401	2,260,301	20,681,751	2,677,722	24,501,152
Great-West U.S. Government Mortgage Securities Fund Institutional Class(b)		308,307	2,959,743	1,667,623	16,009,177	1,975,929	18,968,920

			$15,684,450		$84,878,502		$100,562,952

EQUITY MUTUAL FUNDS	45.00%

Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(b)		350,928	3,481,207	1,897,895	18,827,116	2,248,823	22,308,323
Great-West Invesco Small Cap Value Fund Institutional Class(b)		51,141	532,382	275,720	2,870,248	326,862	3,402,630
Great-West Loomis Sayles Small Cap Value Fund Institutional Class(b)		56,325	536,214	304,954	2,903,161	361,279	3,439,375
Great-West MFS International Growth Fund Institutional Class(b)		195,790	1,623,100	1,058,852	8,777,880	1,254,642	10,400,980
Great-West MFS International Value Fund Institutional Class(b)		340,755	3,261,023	1,845,916	17,665,416	2,186,671	20,926,439
Great-West Multi-Manager Large Cap Growth Fund Institutional Class(b)		283,084	2,499,635	1,532,071	13,528,187	1,815,155	16,027,822
Great-West Multi-Manager Small Cap Growth Fund Institutional Class(b)		42,234	423,608	227,755	2,284,383	269,989	2,707,991
Great-West Putnam Equity Income Fund Institutional Class(b)		313,104	2,927,527	1,695,389	15,851,884	2,008,493	18,779,411
Great-West Real Estate Index Fund Institutional Class(b)		238,330	2,202,171	1,287,352	11,895,134	1,525,682	14,097,305
Great-West T. Rowe Price Equity Income Fund Institutional Class(b)		334,161	2,940,620	1,809,133	15,920,374	2,143,295	18,860,994
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(b)		115,352	935,501	624,200	5,062,262	739,551	5,997,763

			$21,362,988		$115,586,045		$136,949,033

		ACCOUNT BALANCE		ACCOUNT BALANCE		ACCOUNT BALANCE
FIXED INTEREST CONTRACT	22.00%

Great-West Life & Annuity Contract(b) 1.50% (c)		10,442,894 (d)	10,442,894	56,512,577 (d)	56,512,577	130,686,537 (d)	66,955,471

TOTAL INVESTMENTS	100.04%		$47,490,332		$256,977,124		$304,467,456

OTHER ASSETS & LIABILITIES, NET	-0.04%		$(20,684)		$(102,616)		$(123,300)

TOTAL NET ASSETS	100.00%		$47,469,648		$256,874,508		$304,344,156

TOTAL COST			$48,284,779		$260,832,959		$309,117,738

* No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the merger, securities would not need to be sold in order for the Great-West Moderately Conservative Profile II Fund (Acquiring Fund) to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund’s business and operations.

(a) Upon consummation of the merger, the Great-West Moderately Conservative Profile II Fund will be the accounting survivor.

(b) Issuer is considered an affiliate of the Fund.

(c) Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.

(d) Account Balance represents net deposits and approximate fair value.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

3

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATE PROFILE II FUND PRO FORMA

Schedule of Investments*

As of December 31, 2016

		GREAT-WEST MODERATE PROFILE I FUND (Target Portfolio)		GREAT-WEST MODERATE PROFILE II FUND (Target Portfolio)(a)		Pro Forma Combined
	% OF NET ASSETS	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)

BOND MUTUAL FUNDS	24.05%

Great-West Federated Bond Fund Institutional Class(b)		856,080	8,303,981	5,479,582	53,151,948	6,335,663	61,455,929
Great-West Loomis Sayles Bond Fund Institutional Class(b)		1,151,232	10,821,578	7,367,278	69,252,413	8,518,510	80,073,991
Great-West Putnam High Yield Bond Institutional Class(b)		526,983	5,032,687	3,372,969	32,211,855	3,899,952	37,244,542
Great-West Short Duration Bond Fund Institutional Class(b)		93,661	921,624	599,360	5,897,700	693,021	6,819,324
Great-West Templeton Global Bond Fund Institutional Class(b)		1,183,930	10,832,964	7,558,923	69,164,142	8,742,853	79,997,106
Great-West U.S. Government Mortgage Securities Fund Institutional Class(b)		866,499	8,318,395	5,540,764	53,191,335	6,407,264	61,509,730

			$44,231,229		$282,869,393		$327,100,622

EQUITY MUTUAL FUNDS	59.95%

Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(b)		1,894,239	18,790,848	12,051,537	119,551,248	13,945,776	138,342,096
Great-West Invesco Small Cap Value Fund Institutional Class(b)		275,942	2,872,553	1,748,129	18,198,026	2,024,071	21,070,579
Great-West Loomis Sayles Small Cap Value Fund Institutional Class(b)		301,922	2,874,294	1,923,544	18,312,144	2,225,466	21,186,438
Great-West MFS International Growth Fund Institutional Class(b)		1,049,809	8,702,914	6,715,726	55,673,370	7,765,535	64,376,284
Great-West MFS International Value Fund Institutional Class(b)		1,828,280	17,496,641	11,696,906	111,939,387	13,525,186	129,436,028
Great-West Multi-Manager Large Cap Growth Fund Institutional Class(b)		1,525,830	13,473,077	9,698,951	85,641,739	11,224,781	99,114,816
Great-West Multi-Manager Small Cap Growth Fund Institutional Class(b)		229,466	2,301,542	1,454,538	14,589,015	1,684,004	16,890,557
Great-West Putnam Equity Income Fund Institutional Class(b)		1,692,188	15,821,958	10,771,642	100,714,850	12,463,830	116,536,808
Great-West Real Estate Index Fund Institutional Class(b)		812,038	7,503,235	5,146,667	47,555,204	5,958,706	55,058,439
Great-West T. Rowe Price Equity Income Fund Institutional Class(b)		1,797,956	15,822,016	11,445,737	100,722,489	13,243,694	116,544,505
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(b)		620,010	5,028,284	3,941,977	31,969,436	4,561,988	36,997,720

			$110,687,362		$704,866,908		$815,554,270

		ACCOUNT BALANCE		ACCOUNT BALANCE		ACCOUNT BALANCE
FIXED INTEREST CONTRACT	16.04%

Great-West Life & Annuity Contract(b) 1.50% (c)		29,508,665 (d)	29,508,665	188,695,779 (d)	188,695,779	218,204,444 (d)	218,204,444

TOTAL INVESTMENTS	100.04%		$184,427,256		$1,176,432,080		$1,360,859,336

OTHER ASSETS & LIABILITIES, NET	-0.04%		$(81,930)		$(421,636)		$(503,566)

TOTAL NET ASSETS	100.00%		$184,345,326		$1,176,010,444		$1,360,355,770

TOTAL COST			$188,562,201		$1,188,590,036		$1,377,152,237

* No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the merger, securities would not need to be sold in order for the Great-West Moderate Profile II Fund (Acquiring Fund) to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund’s business and operations.

(a) Upon consummation of the merger, the Great-West Moderate Profile II Fund will be the accounting survivor.

(b) Issuer is considered an affiliate of the Fund.

(c) Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.

(d) Account Balance represents net deposits and approximate fair value.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

4

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY AGGRESSIVE PROFILE II FUND PRO FORMA

Schedule of Investments*

As of December 31, 2016

		GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND (Target Portfolio)		GREAT-WEST MODERATELY AGGRESSIVE PROFILE II FUND (Target Portfolio)(a)		Pro Forma Combined
	% OF NET ASSETS	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)

BOND MUTUAL FUNDS	18.07%

Great-West Federated Bond Fund Institutional Class(b)		493,936	4,791,182	1,470,497	14,263,817	1,964,433	19,054,999
Great-West Loomis Sayles Bond Fund Institutional Class(b)		664,315	6,244,561	1,979,352	18,605,909	2,643,667	24,850,470
Great-West Putnam High Yield Bond Institutional Class(b)		303,560	2,898,997	902,891	8,622,611	1,206,451	11,521,608
Great-West Short Duration Bond Fund Institutional Class(b)		341,684	3,362,170	1,018,895	10,025,924	1,360,579	13,388,094
Great-West Templeton Global Bond Fund Institutional Class(b)		676,948	6,194,075	2,026,498	18,542,457	2,703,446	24,736,532
Great-West U.S. Government Mortgage Securities Fund Institutional Class(b)		500,305	4,802,931	1,486,969	14,274,903	1,987,274	19,077,834

			$28,293,916		$84,335,620		$112,629,536

EQUITY MUTUAL FUNDS	72.95%

Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(b)		1,985,192	19,693,104	5,944,081	58,965,285	7,929,273	78,658,389
Great-West Invesco Small Cap Value Fund Institutional Class(b)		289,162	3,010,178	865,668	9,011,602	1,154,830	12,021,780
Great-West Loomis Sayles Small Cap Value Fund Institutional Class(b)		318,176	3,029,038	951,385	9,057,184	1,269,561	12,086,222
Great-West MFS International Growth Fund Institutional Class(b)		1,112,275	9,220,758	3,312,478	27,460,443	4,424,753	36,681,201
Great-West MFS International Value Fund Institutional Class(b)		1,939,567	18,561,657	5,765,193	55,172,894	7,704,760	73,734,551
Great-West Multi-Manager Large Cap Growth Fund Institutional Class(b)		1,599,063	14,119,730	4,782,440	42,228,942	6,381,503	56,348,672
Great-West Multi-Manager Small Cap Growth Fund Institutional Class(b)		239,331	2,400,487	716,565	7,187,148	955,896	9,587,635
Great-West Putnam Equity Income Fund Institutional Class(b)		1,773,073	16,578,236	5,312,592	49,672,734	7,085,665	66,250,970
Great-West Real Estate Index Fund Institutional Class(b)		605,344	5,593,378	1,789,873	16,538,422	2,395,216	22,131,800
Great-West T. Rowe Price Equity Income Fund Institutional Class(b)		1,884,307	16,581,898	5,648,328	49,705,283	7,532,634	66,287,181
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(b)		648,125	5,256,296	1,942,710	15,755,378	2,590,835	21,011,674

			$114,044,760		$340,755,316		$454,800,076

		ACCOUNT BALANCE		ACCOUNT BALANCE		ACCOUNT BALANCE
FIXED INTEREST CONTRACT	9.02%

Great-West Life & Annuity Contract(b) 1.50% (c)		14,100,420 (d)	14,100,420	42,133,828 (d)	42,133,828	56,234,248 (d)	56,234,248

TOTAL INVESTMENTS	100.04%		$156,439,096		$467,224,764		$623,663,860

OTHER ASSETS & LIABILITIES, NET	-0.04%		$(74,920)		$(178,401)		$(253,321)

TOTAL NET ASSETS	100.00%		$156,364,176		$467,046,363		$623,410,539

TOTAL COST			$155,859,424		$476,923,276		$632,782,700

* No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the merger, securities would not need to be sold in order for the Great-West Moderately Aggressive Profile II Fund (Acquiring Fund) to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund’s business and operations.

(a) Upon consummation of the merger, the Great-West Moderately Aggressive Profile II Fund will be the accounting survivor.

(b) Issuer is considered an affiliate of the Fund.

(c) Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.

(d) Account Balance represents net deposits and approximate fair value.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

5

GREAT-WEST FUNDS, INC.

GREAT-WEST AGGRESSIVE PROFILE II FUND PRO FORMA

Schedule of Investments*

As of December 31, 2016

		GREAT-WEST AGGRESSIVE PROFILE I FUND (Target Portfolio)		GREAT-WEST AGGRESSIVE PROFILE II FUND (Target Portfolio)(a)		Pro Forma Combined
	% OF NET ASSETS	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)

EQUITY MUTUAL FUNDS	100.04%

Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(b)		1,583,761	15,710,905	10,797,668	107,112,870	12,381,429	122,823,775
Great-West Invesco Small Cap Value Fund Institutional Class(b)		229,206	2,386,031	1,566,599	16,308,298	1,795,805	18,694,329
Great-West Loomis Sayles Small Cap Value Fund Institutional Class(b)		252,716	2,405,853	1,721,704	16,390,623	1,974,420	18,796,476
Great-West MFS International Growth Fund Institutional Class(b)		886,222	7,346,781	5,998,706	49,729,277	6,884,929	57,076,058
Great-West MFS International Value Fund Institutional Class(b)		1,544,230	14,778,277	10,444,296	99,951,910	11,988,525	114,730,187
Great-West Multi-Manager Large Cap Growth Fund Institutional Class(b)		1,274,410	11,253,040	8,694,080	76,768,723	9,968,490	88,021,763
Great-West Multi-Manager Small Cap Growth Fund Institutional Class(b)		189,861	1,904,301	1,301,089	13,049,920	1,490,949	14,954,221
Great-West Putnam Equity Income Fund Institutional Class(b)		1,413,133	13,212,791	9,651,136	90,238,118	11,064,268	103,450,909
Great-West Real Estate Index Fund Institutional Class(b)		296,677	2,741,294	1,981,489	18,308,956	2,278,166	21,050,250
Great-West T. Rowe Price Equity Income Fund Institutional Class(b)		1,503,241	13,228,520	10,261,844	90,304,228	11,765,085	103,532,748
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(b)		517,001	4,192,879	3,533,443	28,656,227	4,050,445	32,849,106

			$89,160,672		$606,819,150		$695,979,822

TOTAL INVESTMENTS	100.04%		$89,160,672		$606,819,150		$695,979,822

OTHER ASSETS & LIABILITIES, NET	-0.04%		$(45,275)		$(231,053)		$(276,328)

TOTAL NET ASSETS	100.00%		$89,115,397		$606,588,097		$695,703,494

TOTAL COST			$89,908,006		$619,029,734		$708,937,740

* No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the merger, securities would not need to be sold in order for the Great-West Aggressive Profile II Fund (Acquiring Fund) to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund’s business and operations.

(a) Upon consummation of the merger, the Great-West Aggressive Profile II Fund will be the accounting survivor.

(b) Issuer is considered an affiliate of the Fund.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

6

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2016

		Great-West Conservative Profile I Fund (Target Fund)		Great-West Conservative Profile II Fund (Acquiring Fund)		Pro Forma Adjustments			Pro Forma Great- West Conservative Profile II Fund

ASSETS:
Investments at fair value, affiliated(a)	$	44,681,696	$	535,788,971	$			$	580,470,667
Subscriptions receivable		22,679		1,124,129					1,146,808
Receivable for investments sold		-		1,189,602					1,189,602
Dividends receivable		80		955					1,035

Total Assets		44,704,455		538,103,657		0			582,808,112

LIABILITIES:
Payable to investment adviser		6,373		9,573					15,946
Payable for administrative services fees		13,025		150,475					163,500
Redemptions payable		-		1,683,534					1,683,534
Payable for investments purchased		22,759		631,152					653,911
Payable for distribution fees		-		55,957					55,957

Total Liabilities		42,157		2,530,691		0			2,572,848

NET ASSETS		$44,662,298	$	535,572,966	$	0		$	580,235,264

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$	565,651	$	6,228,115	$			$	6,793,766
Paid-in capital in excess of par		51,671,647		569,934,162					621,605,809
Net unrealized depreciation		(1,208,217)		(10,528,740)					(11,736,957)
Undistributed net investment income		144,039		2,755,059					2,899,098
Accumulated net realized gain (loss)		(6,510,822)		(32,815,630)					(39,326,452)

NET ASSETS	$	44,662,298	$	535,572,966	$	0		$	580,235,264

NET ASSETS BY CLASS
Institutional		N/A		23,403,823		0			23,403,823

Investor		44,662,298		232,584,812		0			277,247,110

Class L		N/A		279,584,331		0			279,584,331

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Institutional		N/A	$	9.67	$	0.00		$	9.67

Investor	$	7.90	$	7.95	$	0.00		$	7.95

Class L		N/A	$	9.13	$	0.00		$	9.13

CAPITAL STOCK:
Authorized
Institutional		N/A		6,000,000		0			6,000,000
Investor		100,000,000		100,000,000		0			100,000,000
Class L		N/A		55,000,000		0			55,000,000
Issued and Outstanding
Institutional		N/A		2,420,610		0			2,420,610
Investor		5,656,513		29,239,307		(41,810	) (b)		34,854,010
Class L		N/A		30,621,231		0			30,621,231

(a) Cost of investments	$	45,889,913	$	546,317,711	$	0		$	592,207,624

(b)	Adjustment to reflect the transfer of Great-West Conservative Profile I Fund shares into Great-West Conservative Profile II Fund shares in connection with the proposed reorganization.

7

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2016

		Great-West Moderately Conservative Profile I Fund (Target Fund)		Great-West Moderately Conservative Profile II Fund (Acquiring Fund)		Pro Forma Adjustments			Pro Forma Great- West Moderately Conservative Profile II Fund

ASSETS:
Investments at fair value, affiliated(a)	$	47,490,332	$	256,977,124	$			$	304,467,456
Subscriptions receivable		38,518		423,722					462,240
Receivable for investments sold		-		12,265					12,265
Dividends receivable		137		744					881

Total Assets		47,528,987		257,413,855		0			304,942,842

LIABILITIES:
Payable to investment adviser		6,852		4,943					11,795
Payable for administrative services fees		13,832		71,505					85,337
Redemptions payable		-		173,396					173,396
Payable for investments purchased		38,655		263,335					301,990
Payable for distribution fees		-		26,168					26,168

Total Liabilities		59,339		539,347		0			598,686

NET ASSETS	$	47,469,648	$	256,874,508	$	0		$	304,344,156

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$	611,145	$	2,870,748	$			$	3,481,893
Paid-in capital in excess of par		59,872,535		265,327,719					325,200,254
Net unrealized depreciation		(794,447)		(3,855,835)					(4,650,282)
Undistributed net investment income		326,032		430,670					756,702
Accumulated net realized gain (loss)		(12,545,617)		(7,898,794)					(20,444,411)

NET ASSETS	$	47,469,648	$	256,874,508	$	0		$	304,344,156

NET ASSETS BY CLASS
Institutional		N/A		13,930,265		0			13,930,265

Investor		47,469,648		113,001,413		0			160,471,061

Class L		N/A		129,942,830		0			129,942,830

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Institutional		N/A	$	9.62	$	0.00		$	9.62

Investor	$	7.77	$	8.47	$	0.00		$	8.47

Class L		N/A	$	9.34	$	0.00		$	9.34

CAPITAL STOCK:
Authorized
Institutional		N/A		5,000,000		0			5,000,000
Investor		100,000,000		100,000,000		0			100,000,000
Class L		N/A		35,000,000		0			35,000,000
Issued and Outstanding
Institutional		N/A		1,447,660		0			1,447,660
Investor		6,111,447		13,347,917		(504,252	) (b)		18,955,112
Class L		N/A		13,911,901		0			13,911,901

(a) Cost of investments	$	48,284,779	$	260,832,959	$	0		$	309,117,738

(b)

Adjustment to reflect the transfer of Great-West Moderately Conservative Profile I Fund shares into Great-West Moderately Conservative Profile II Fund shares in connection with the proposed reorganization.

8

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2016

		Great-West Moderate Profile I Fund (Target Fund)		Great-West Moderate Profile II Fund (Acquiring Fund)		Pro Forma Adjustments			Pro Forma Great- West Moderate Profile II Fund

ASSETS:
Investments at fair value, affiliated(a)	$	184,427,256	$	1,176,432,080	$			$	1,360,859,336
Subscriptions receivable		796,634		3,586,765					4,383,399
Receivable for investments sold		-		2,769,581					2,769,581
Dividends receivable		732		4,680					5,412

Total Assets		185,224,622		1,182,793,106		0			1,368,017,728

LIABILITIES:
Payable to investment adviser		29,242		43,552					72,794
Payable for administrative services fees		52,688		327,152					379,840
Redemptions payable		24,081		4,351,557					4,375,638
Payable for investments purchased		773,285		2,009,469					2,782,754
Payable for distribution fees		-		50,932					50,932

Total Liabilities		879,296		6,782,662		0			7,661,958

NET ASSETS	$	184,345,326	$	1,176,010,444	$	0		$	1,360,355,770

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$	2,307,380	$	15,552,996	$			$	17,860,376
Paid-in capital in excess of par		237,084,820		1,318,880,897					1,555,965,717
Net unrealized depreciation		(4,134,945)		(12,157,956)					(16,292,901)
Undistributed net investment income		123,802		8,543,804					8,667,606
Accumulated net realized gain (loss)		(51,035,731)		(154,809,297)					(205,845,028)

NET ASSETS	$	184,345,326	$	1,176,010,444	$	0		$	1,360,355,770

NET ASSETS BY CLASS
Institutional		N/A		69,089,476		0			69,089,476

Investor		184,345,326		851,579,879		0			1,035,925,205

Class L		N/A		255,341,089		0			255,341,089

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Institutional		N/A	$	9.56	$	0.00		$	9.56

Investor	$	7.99	$	6.94	$	0.00		$	6.94

Class L		N/A	$	9.98	$	0.00		$	9.98

CAPITAL STOCK:
Authorized
Institutional		N/A		15,000,000		0			15,000,000
Investor		100,000,000		250,000,000		0			250,000,000
Class L		N/A		45,000,000		0			45,000,000
Issued and Outstanding
Institutional		N/A		7,224,586		0			7,224,586
Investor		23,073,795		122,717,818		3,491,483	(b)		149,283,096
Class L		N/A		25,587,559		0			25,587,559

(a) Cost of investments	$	188,562,201	$	1,188,590,036	$	0		$	1,377,152,237

(b)	Adjustment to reflect the transfer of Great-West Moderate Profile I Fund shares into Great-West Moderate Profile II Fund shares in connection with the proposed reorganization.

9

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2016

		Great-West Moderately Aggressive Profile I Fund (Target Fund)		Great-West Moderately Aggressive Profile II Fund (Acquiring Fund)		Pro Forma Adjustments			Pro Forma Great- West Moderately Aggressive Profile II Fund

ASSETS:
Investments at fair value, affiliated(a)	$	156,439,096	$	467,224,764	$			$	623,663,860
Subscriptions receivable		116,008		399,521					515,529
Receivable for investments sold		-		1,397,669					1,397,669
Dividends receivable		775		2,321					3,096

Total Assets		156,555,879		469,024,275		0			625,580,154

LIABILITIES:
Payable to investment adviser		28,828		26,972					55,800
Payable for administrative services fees		46,092		127,648					173,740
Redemptions payable		3,571		1,778,967					1,782,538
Payable for investments purchased		113,212		20,544					133,756
Payable for distribution fees		-		23,781					23,781

Total Liabilities		191,703		1,977,912		0			2,169,615

NET ASSETS	$	156,364,176	$	467,046,363	$	0		$	623,410,539

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$	1,771,539	$	5,728,956	$			$	7,500,495
Paid-in capital in excess of par		207,864,364		485,563,849					693,428,213
Net unrealized appreciation (depreciation)		579,672		(9,698,512)					(9,118,840)
Undistributed net investment income		1,112,101		2,009,231					3,121,332
Accumulated net realized gain (loss)		(54,963,500)		(16,557,161)					(71,520,661)

NET ASSETS	$	156,364,176	$	467,046,363	$	0		$	623,410,539

NET ASSETS BY CLASS
Institutional		N/A		37,131,959		0			37,131,959

Investor		156,364,176		312,432,692		0			468,796,868

Class L		N/A		117,481,712		0			117,481,712

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Institutional		N/A	$	9.49	$	0.00		$	9.49

Investor	$	8.83	$	7.75	$	0.00		$	7.75

Class L		N/A	$	8.98	$	0.00		$	8.98

CAPITAL STOCK:
Authorized
Institutional		N/A		10,000,000		0			10,000,000
Investor		100,000,000		100,000,000		0			100,000,000
Class L		N/A		35,000,000		0			35,000,000
Issued and Outstanding
Institutional		N/A		3,910,855		0			3,910,855
Investor		17,715,392		40,302,673		2,455,014	(b)		60,473,079
Class L		N/A		13,076,033		0			13,076,033

(a) Cost of investments	$	155,859,424	$	476,923,276	$	0		$	632,782,700

(b)

Adjustment to reflect the transfer of Great-West Moderately Aggressive Profile I Fund shares into Great-West Moderately Aggressive Profile II Fund shares in connection with the proposed reorganization.

10

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2016

		Great-West Aggressive Profile I Fund (Target Fund)		Great-West Aggressive Profile II Fund (Acquiring Fund)		Pro Forma Adjustments			Pro Forma Great- West Aggressive Profile II Fund

ASSETS:
Investments at fair value, affiliated(a)	$	89,160,672	$	606,819,150	$			$	695,979,822
Subscriptions receivable		72,553		727,551					800,104
Receivable for investments sold		-		2,365,330					2,365,330
Dividends receivable		617		4,206					4,823

Total Assets		89,233,842		609,916,237		0			699,150,079

LIABILITIES:
Payable to investment adviser		18,864		51,148					70,012
Payable for administrative services fees		26,411		166,563					192,974
Redemptions payable		69,900		3,066,327					3,136,227
Payable for investments purchased		3,270		30,760					34,030
Payable for distribution fees		-		13,342					13,342

Total Liabilities		118,445		3,328,140		0			3,446,585

NET ASSETS	$	89,115,397	$	606,588,097	$	0		$	695,703,494

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$	988,668	$	8,694,012	$			$	9,682,680
Paid-in capital in excess of par		116,228,561		701,795,447					818,024,008
Net unrealized depreciation		(747,334)		(12,210,584)					(12,957,918)
Undistributed net investment income		698,885		4,933,865					5,632,750
Accumulated net realized gain (loss)		(28,053,383)		(96,624,643)					(124,678,026)

NET ASSETS	$	89,115,397	$	606,588,097	$	0		$	695,703,494

NET ASSETS BY CLASS
Institutional		N/A		46,807,466		0			46,807,466

Investor		89,115,397		493,509,474		0			582,624,871

Class L		N/A		66,271,157		0			66,271,157

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Institutional		N/A	$	9.27	$	0.00		$	9.27

Investor	$	9.01	$	6.49	$	0.00		$	6.49

Class L		N/A	$	11.37	$	0.00		$	11.37

CAPITAL STOCK:
Authorized
Institutional		N/A		10,000,000		0			10,000,000
Investor		100,000,000		175,000,000		0			175,000,000
Class L		N/A		35,000,000		0			35,000,000
Issued and Outstanding
Institutional		N/A		5,046,736		0			5,046,736
Investor		9,886,679		76,065,941		3,848,917	(b)		89,801,537
Class L		N/A		5,827,441		0			5,827,441

(a) Cost of investments	$	89,908,006	$	619,029,734	$	0		$	708,937,740

(b)	Adjustment to reflect the transfer of Great-West Aggressive Profile I Fund shares into Great-West Aggressive Profile II Fund shares in connection with the proposed reorganization.

11

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2016

		Great-West Conservative Profile I Fund (Target Fund)		Great-West Conservative Profile II Fund (Acquiring Fund)		Pro Forma Adjustments		Pro Forma Great- West Conservative Profile II Fund

INVESTMENT INCOME:
Interest, affiliated	$	134,800	$	1,594,663	$		$	1,729,463
Dividends, affiliated		860,042		10,348,404				11,208,446

Total Income		994,842		11,943,067		0		12,937,909

EXPENSES:
Management fees		100,881		477,072		(60,604)		517,349
Administrative services fees - Investor Class		140,851		852,103				992,954
Administrative services fees - Class L		0		753,503				753,503
Distribution fees – Class L		0		537,027				537,027

Total Expenses		241,732		2,619,705		(60,604)		2,800,833

Less amount waived for management fees		30,148		356,503				386,651

NET INVESTMENT INCOME		783,258		9,679,865		60,604		10,523,727

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated		(153,381)		(3,508,766)				(3,662,147)
Realized gain distributions received, affiliated		629,654		7,609,171				8,238,825

Net Realized Gain		476,273		4,100,405		0		4,576,678

Net change in unrealized appreciation on investments		1,138,562		14,851,887				15,990,449

Net Realized and Unrealized Gain		1,614,835		18,952,292		0		20,567,127

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$	2,398,093	$	28,632,157	$	60,604	$	31,090,854

12

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2016

		Great-West Moderately Conservative Profile I Fund (Target Fund)		Great-West Moderately Conservative Profile II Fund (Acquiring Fund)		Pro Forma Adjustments		Pro Forma Great- West Moderately Conservative Profile II Fund

INVESTMENT INCOME:
Interest, affiliated	$	137,024	$	717,620	$		$	854,644
Dividends, affiliated		854,821		4,617,701				5,472,522

Total Income		991,845		5,335,321		0		6,327,166

EXPENSES:
Management fees		104,850		219,734		(62,969)		261,615
Administrative services fees - Investor Class		146,398		402,891				549,289
Administrative services fees - Class L		0		332,139				332,139
Distribution fees – Class L		0		236,753				236,753

Total Expenses		251,248		1,191,517		(62,969)		1,379,796

Less amount waived for management fees		30,640		160,487				191,127

NET INVESTMENT INCOME		771,237		4,304,291		62,969		5,138,497

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated		(1,084,328)		(2,578,566)				(3,662,894)
Realized gain distributions received, affiliated		900,578		4,847,267				5,747,845

Net Realized Gain		(183,750)		2,268,701		0		2,084,951

Net change in unrealized appreciation on investments		2,358,777		8,869,488				11,228,265

Net Realized and Unrealized Gain		2,175,027		11,138,189		0		13,313,216

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$	2,946,264	$	15,442,480	$	62,969	$	18,451,713

13

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2016

		Great-West Moderate Profile I Fund (Target Fund)		Great-West Moderate Profile II Fund (Acquiring Fund)		Pro Forma Adjustments		Pro Forma Great- West Moderate Profile II Fund

INVESTMENT INCOME:
Interest, affiliated	$	362,914	$	2,699,743	$		$	3,062,657
Dividends, affiliated		3,253,992		22,753,625				26,007,617

Total Income		3,616,906		25,453,368		0		29,070,274

EXPENSES:
Management fees		382,251		1,136,438		(229,349)		1,289,340
Administrative services fees - Investor Class		533,730		3,088,743				3,622,473
Administrative services fees - Class L		0		697,939				697,939
Distribution fees – Class L		0		497,381				497,381

Total Expenses		915,981		5,420,501		(229,349)		6,107,133

Less amount waived for management fees		81,201		603,243				684,444

NET INVESTMENT INCOME		2,782,126		20,636,110		229,349		23,647,585

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated		92,211		9,103,209				9,195,420
Realized gain distributions received, affiliated		4,307,001		28,809,258				33,116,259

Net Realized Gain		4,399,212		37,912,467		0		42,311,679

Net change in unrealized appreciation on investments		4,939,350		32,909,876				37,849,226

Net Realized and Unrealized Gain		9,338,562		70,822,343		0		80,160,905

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$	12,120,688	$	91,458,453	$	229,349	$	103,808,490

14

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2016

		Great-West Moderately Aggressive Profile I Fund (Target Fund)		Great-West Moderately Aggressive Profile II Fund (Acquiring Fund)		Pro Forma Adjustments		Pro Forma Great- West Moderately Aggressive Profile II Fund

INVESTMENT INCOME:
Interest, affiliated	$	195,332	$	574,213	$		$	769,545
Dividends, affiliated		3,040,384		9,108,124				12,148,508

Total Income		3,235,716		9,682,337		0		12,918,053

EXPENSES:
Management fees		366,644		430,236		(220,034)		576,846
Administrative services fees - Investor Class		511,901		1,099,996				1,611,897
Administrative services fees - Class L		0		309,862				309,862
Distribution fees – Class L		0		220,813				220,813

Total Expenses		878,545		2,060,907		(220,034)		2,719,418

Less amount waived for management fees		43,656		128,314				171,970

NET INVESTMENT INCOME		2,400,827		7,749,744		220,034		10,370,605

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated		1,663,725		3,208,776				4,872,501
Realized gain distributions received, affiliated		4,471,769		13,388,877				17,860,646

Net Realized Gain		6,135,494		16,597,653		0		22,733,147

Net change in unrealized appreciation on investments		4,363,207		14,882,800				19,246,007
								0

Net Realized and Unrealized Gain		10,498,701		31,480,453		0		41,979,154

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$	12,899,528	$	39,230,197	$	220,034	$	52,349,759

15

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2016

		Great-West Aggressive Profile I Fund (Target Fund)		Great-West Aggressive Profile II Fund (Acquiring Fund)		Pro Forma Adjustments		Pro Forma Great- West Aggressive Profile II Fund

INVESTMENT INCOME:
Dividends, affiliated	$	1,722,409	$	11,924,440	$		$	13,646,849

Total Income		1,722,409		11,924,440		0		13,646,849

EXPENSES:
Management fees		206,363		588,358		(123,853)		670,868
Administrative services fees - Investor Class		288,117		1,746,231				2,034,348
Administrative services fees - Class L		0		173,488				173,488
Distribution fees – Class L		0		123,620				123,620

Total Expenses		494,480		2,631,697		(123,853)		3,002,324

NET INVESTMENT INCOME		1,227,929		9,292,743		123,853		10,644,525

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated		1,072,838		12,059,235				13,132,073
Realized gain distributions received, affiliated		3,369,378		23,241,729				26,611,107

Net Realized Gain		4,442,216		35,300,964		0		39,743,180

Net change in unrealized appreciation on investments		2,972,382		17,213,735				20,186,117
								0

Net Realized and Unrealized Gain		7,414,598		52,514,699		0		59,929,297

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$	8,642,527	$	61,807,442	$	123,853	$	70,573,822

16

GREAT-WEST FUNDS, INC.

Notes to Pro Forma Financial Statements (Unaudited)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed reorganization of the Great-West Conservative Profile I Fund, Great-West Moderately Conservative Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Aggressive Profile I Fund and Great-West Aggressive Profile I Fund (the “Target Funds”) into the Great-West Conservative Profile II Fund, Great-West Moderately Conservative Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Aggressive Profile II Fund and Great-West Aggressive Profile II Fund (the “Acquiring Funds”) (the “Reorganization”). The Acquiring Funds and the Target Funds are each registered under the Investment Company Act of 1940 (the 1940 Act) as open-end management investment company. The investment objective of each Acquiring Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile II Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile II Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile II Fund. The unaudited pro forma financial information is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Acquiring Funds and the Target Funds as of December 31, 2016.

Under the terms of the Reorganization, the combination of each Acquiring Fund and each Target Fund (the “Pro Forma Combined Funds” or the “Funds”) will be accounted for as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes, and the Target Funds’ shareholders will not recognize gains or losses for federal income tax purposes as a result of the reorganization. For financial reporting purposes, the historical cost basis of investment securities will be carried forward to the surviving fund to align ongoing reporting of the realized and unrealized gains and losses of the surviving fund. The Reorganization will be accomplished by an acquisition of all the assets and the assumption of all the liabilities of each Target Fund by each Acquiring Fund in exchange for shares of each Acquiring Fund and the distribution of such shares to each Target Fund’s shareholders in complete liquidation of each Target Fund. The Pro Forma Schedule of Investments and the Pro Forma Statement of Assets and Liabilities are presented for each Acquiring Fund, each Target Fund and the Pro Forma Combined Funds as of December 31, 2016. The Pro Forma Statement of Operations is presented for each Acquiring Fund, each Target Fund and the Pro Forma Combined Funds for the year from January 1, 2016 through December 31, 2016 (the “Reporting Period”).

Following the Reorganization, each Acquiring Fund will be the surviving fund. The surviving fund will have the portfolio management team, portfolio composition, strategies and investment objectives, policies and restrictions of each Acquiring Fund. No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended. No significant changes to any existing contracts of each Acquiring Fund are expected as a result of the Reorganization.

It is estimated that approximately 0% of each Target Fund’s portfolio will be sold prior to or following the Reorganization. It is estimated that such sales in connection with the Reorganization would have resulted in realized gains of approximately $0 (approximately $0.00 per share) and brokerage commissions or other transaction costs of approximately $0, based on average commission rates normally paid by each Acquiring Fund, if such sales occurred on December 31, 2016.

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for administrative services

December 31, 2016

17

expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract.

Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

The accompanying pro forma financial statements and notes to the pro forma financial statements should be read in conjunction with the December 31, 2016 annual report of each Target Fund.

Security Valuation

The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2016, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of December 31, 2016, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit rate, it may result in a lower fair value measurement.

December 31, 2016

18

Federal Income Taxes and Distributions to Shareholders

The Pro Forma Combined aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2016 were as follows:

	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments

Great-West Conservative Profile II Fund	$634,739,213	$2,637,825	$(56,906,371)	$(54,268,546)

Great-West Moderately Conservative Profile II Fund	333,071,273	1,524,859	(30,128,676)	(28,603,817)

Great-West Moderate Profile II Fund	1,601,727,856	15,433,829	(256,302,349)	(240,868,520)

Great-West Moderately Aggressive Profile II Fund	714,973,000	6,451,349	(97,760,489)	(91,309,140)

Great-West Aggressive Profile II Fund	844,130,506	1,382,272	(149,532,956)	(148,150,684)

December 31, 2016

19

PART C

OTHER INFORMATION

Item 15. Indemnification

Registrant’s Articles of Amendment and Restatement provides as follows:

Each director and each officer of Great-West Funds shall be indemnified by Great-West Funds to the full extent permitted by the General Laws of the State of Maryland.

Maryland Code, Corporations and Associations, §2-418 provides:

(a)(1) In this section the following words have the meanings indicated.

(2) “Corporation” includes any domestic or foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.

(3) “Director” means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, limited liability company, other enterprise, or employee benefit plan.

(4) “Expenses” include attorney’s fees.

(5)	(i) “Official capacity” means:

(1) When used with respect to a director, the office of director in the corporation; and

(2) When used with respect to a person other than a director as contemplated in subsection (j) of this section, the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

(ii) “Official capacity” does not include service for any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

(6)     “Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7)     “Proceeding” means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

(b)(1)   A corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that:

(i) The act or omission of the director was material to the matter giving rise to the proceeding; and

1. Was committed in bad faith; or

2. Was the result of active and deliberate dishonesty; or

(ii) The director actually received an improper personal benefit in money, property, or services; or

(iii) In the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful.

(2)         (i)   Indemnification may be against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

      (ii)   However, if the proceeding was one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

(3)         (i)   The termination of any proceeding by judgment, order, or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

(ii)   The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

(4)   A corporation may not indemnify a director or advance expenses under this section for a proceeding brought by that director against the corporation, except:

(i) For a proceeding brought to enforce indemnification under this section; or

(ii) If the charter or bylaws of the corporation, a resolution of the board of directors of the corporation, or an agreement approved by the board of directors of the corporation to which the corporation is a party expressly provide otherwise.

(c) A director may not be indemnified under subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director’s official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

(d) Unless limited by the charter:

(1) A director who has been successful, on the merits or otherwise, in the defense of any proceeding referred to in subsection (b) of this section, or in the defense of any claim, issue, or matter in the proceeding, shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding, claim, issue, or matter in which the director has been successful.

(2) A court of appropriate jurisdiction, upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

(i) If it determines a director is entitled to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

(ii) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) of this section shall be limited to expenses.

(3) A court of appropriate jurisdiction may be the same court in which the proceeding involving the director’s liability took place.

(e)(1) Indemnification under subsection (b) of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

(2) Such determination shall be made:

(i) By the board of directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of one or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

(ii) By special legal counsel selected by the board of directors or a committee of the board by vote as set forth in subparagraph (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or

(iii) By the stockholders.

(3) Authorization of indemnification and determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in paragraph (2)(ii) of this subsection for selection of such counsel.

(4) Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

(f)(1) Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding upon receipt by the corporation of:

(i) A written affirmation by the director of the director’s good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

(ii) A written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

(2) The undertaking required by paragraph (1)(ii) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

(3) Payments under this subsection shall be made as provided by the charter, bylaws, or contract or as specified in subsection (e)(2) of this section.

(g) The indemnification and advancement of expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

(h) This section does not limit the corporation’s power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

(i) For purposes of this section:

(1) The corporation shall be deemed to have requested a director to serve an employee benefit plan where the performance of the director’s duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan;

(2) Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

(3) Action taken or omitted by the director with respect to an employee benefit plan in the performance of the director’s duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

(j) Unless limited by the charter:

(1) An officer of the corporation shall be indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d) of this section;

(2) A corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

(3) A corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors, or contract.

(k)(1) A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person’s position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

(2) A corporation may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

(3) The insurance or similar protection may be provided by a subsidiary or an affiliate of the corporation.

(l) Any indemnification of, or advance of expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders’ meeting or prior to the meeting.

Item 16. Exhibits

(1) Articles of Amendment and Restatement are incorporated by reference to Registrant’s Post-Effective Amendment No. 110 to the Registration Statement filed on April 25, 2011 (File No. 2-75503). Articles Supplementary and Articles of Amendment are incorporated by reference to Registrant’s Post-Effective Amendment No. 113 to the Registration Statement filed on June 8, 2011 (File No. 2-75503).    Articles of Amendment and Articles Supplementary are incorporated by reference to Registrant’s Post-Effective Amendment No. 117 to the Registration Statement filed on July 19, 2011 (File No. 2-75503). Articles of Amendment incorporated by reference to Registrant’s Post-Effective Amendment No. 126 to the Registration Statement filed on April 27, 2012 (File No. 2-75503). Articles Supplementary are incorporated by reference to Registrant’s Post-Effective Amendment No. 128 to the Registration Statement filed on August 16, 2012 (File No. 2-75503). Articles Supplementary and Articles of Amendment are incorporated by reference to Registrant’s Post-Effective Amendment No. 129 filed on October 30, 2012 (File No. 2-75503). Articles Supplementary are incorporated by reference to Registrant’s Post-Effective Amendment No. 131 filed on April 26, 2013 (File No. 2-75503). Articles Supplementary and Articles of Amendment are incorporated by reference to Registrant’s Post-Effective Amendment No. 133 filed on April 30, 2014 (File No. 2-75503). Articles Supplementary are incorporated by reference to Registrant’s Post-Effective Amendment No. 136 filed on April 30, 2015 (File No. 2-75503).    Articles Supplementary are incorporated by reference to Registrant’s Post-Effective Amendment No. 138 filed on June 24, 2015. Articles Supplementary are incorporated by reference to Registrant’s Post-Effective Amendment No. 142 filed on April 28, 2016 (File No. 2-75503). Articles Supplementary are incorporated by reference to Registrant’s Post-Effective Amendment No. 144 filed on April 28, 2017 (File No. 2-75503).

(2) Amended and Restated Bylaws are incorporated by reference to Registrant’s Post-Effective Amendment No. 144 filed on April 28, 2017 (File No. 2-75503).

(3) Not Applicable.

(4) Form of Agreement and Plan of Reorganization is filed herewith as Appendix A to Part A of this Registration Statement.

(5) Not Applicable.

(6) Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 144 filed on April 28, 2017 (File No. 2-75503).

(7)(a)(1) Form of Principal Underwriting Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 87 to its Registration Statement filed on April 28, 2006 (File No. 2-75503).

(7)(a)(2) Amendment to Principal Underwriting Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 97 filed on April 30, 2009 (File No. 2-75503). Amendments to Principal Underwriting Agreement are incorporated by reference to Post-Effective Amendment No. 100 filed on October 29, 2009 (File No. 2-75503) and Post-Effective Amendment No. 108 to its Registration Statement filed on December 30, 2010 (File No. 2-75503). Amendment to Principal Underwriting Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 113 to the Registration Statement filed on June 8, 2011 (File No. 2-75503). Amendment to Principal Underwriting Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 117 to the Registration Statement filed on July 19, 2011 (File No. 2-75503). Amendment to Principal Underwriting Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 121 filed on September 21, 2011 (File No. 2-75503). Amendment to Principal Underwriting Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 129 filed on October 30, 2012 (File No. 2-75503). Amendment to Principal Underwriting Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 138 filed on June 24, 2015. Amendment to Principal Underwriting Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 142 filed on April 28, 2016 (File No. 2-75503).

(8) Not Applicable.

(9) Custody Agreements with The Bank of New York Mellon are incorporated by reference to Registrant’s Post-Effective Amendment No. 128 to the Registration Statement filed on August 16, 2012 (File No. 2-75503).

(10) Amended and Restated Rule 18f-3 Plan for certain Funds (Institutional Class, Investor Class, Service Class, and Class L) is incorporated by reference to Registrant’s Post-Effective Amendment No. 144 filed on April 28, 2017 (File No. 2-75503).

(11) Legal Opinion is filed herewith.

(12) Form of Opinion and Consent of Vedder Price P.C. supporting the tax matters and consequences to shareholders discussed in the Information Statement/Prospectus is filed herewith.

(13)(a)     Securities Lending Agreement and Guaranty with The Bank of New York Mellon is incorporated by reference to Registrant’s Post-Effective Amendment No. 74 filed on March 1, 2002 (File No. 2-75503). Global Securities Lending Supplement and forms of amendments to Securities Lending Agreement and Guaranty are incorporated by reference to Registrant’s Post-Effective Amendment No. 123 to its Registration Statement filed on October 14, 2011 (File No. 2-75503).

(13)(b)    Rule 22c-2 Shareholder Information Agreement with GWFS Equities, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 88 to its Registration Statement filed on May 1, 2007 (File No. 2-75503). Form of Amendment to Rule 22c-2 Shareholder Information Agreement is incorporated by reference to

Registrant’s Post-Effective Amendment No. 108 to its Registration Statement filed on December 30, 2010 (File No. 2-75503).

(13)(c)    Expense Limitation Agreement for certain Great-West Funds regarding a fixed interest contract issued by Great-West Life & Annuity Insurance Company is incorporated by reference to Registrant’s Post-Effective Amendment No. 136 filed on April 30, 2015 (File No. 2-75503). Amendment to Expense Limitation Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 142 filed on April 28, 2016 (File No. 2-75503). Amendment to Expense Limitation Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 144 filed on April 28, 2017 (File No. 2-75503).

(13)(d)    Expense Limitation Agreement for certain Great-West Funds regarding unaffiliated underlying funds is incorporated by reference to Registrant’s Post-Effective Amendment No. 136 filed on April 30, 2015 (File No. 2-75503). Amendment to Expense Limitation Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 142 filed on April 28, 2016 (File No. 2-75503). Amendment to Expense Limitation Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 144 filed on April 28, 2017 (File No. 2-75503).

(13)(e)    Expense Limitation Agreement for certain Great-West Funds regarding unaffiliated underlying funds is incorporated by reference to Registrant’s Post-Effective Amendment No. 142 filed on April 28, 2016 (File No. 2-75503). Amendment to Expense Limitation Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 144 filed on April 28, 2017 (File No. 2-75503).

(13)(f)    Shareholder Services Agreement for certain Great-West Funds is incorporated by reference to Registrant’s Post-Effective Amendment No. 136 filed on April 30, 2015 (File No. 2-75503). Shareholder Services Agreement for certain Great-West Funds is incorporated by reference to Registrant’s Post-Effective Amendment No. 142 filed on April 28, 2016 (File No. 2-75503). Amendment to Shareholder Services Agreement for certain Great-West Funds is incorporated by reference to Registrant’s Post-Effective Amendment No. 144 filed on April 28, 2016 (File No. 2-75503).

(14) Written Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm, to be filed by amendment.

(15) Not Applicable.

(16) Powers of Attorney for Ms. Klapper, Mr. McConahey, Mr. Hillary, Mr. Hudner, and Mr. Lake are filed herewith.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that an executed opinion of counsel supporting the tax matters discussed in the Information Statement/Prospectus will be filed with the Securities and Exchange Commission following the closing of this reorganization.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Greenwood Village and State of Colorado, on the 3rd day of May, 2017.

GREAT-WEST FUNDS, INC.
(Registrant)

By:	/s/ David L. Musto
David L. Musto
President and Chief Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gail H. Klapper*	Director	May 3, 2017
Gail H. Klapper*

/s/ Stephen G. McConahey*	Director	May 3, 2017
Stephen G. McConahey*

/s/ James A. Hillary*	Director	May 3, 2017
James A. Hillary*

/s/ R. Timothy Hudner*	Director	May 3, 2017
R. Timothy Hudner*

/s/ Steven A. Lake*	Director	May 3, 2017
Steven A. Lake*

/s/ David L. Musto	President & Chief Executive	May 3, 2017
David L. Musto	Officer

/s/ Mary C. Maiers	Chief Financial	May 3, 2017
Mary C. Maiers	Officer & Treasurer

*By:	/s/ Ryan L. Logsdon	May 3, 2017
Ryan L. Logsdon (Attorney-in-fact)

Powers of Attorney for Ms. Klapper, Mr. McConahey, Mr. Hillary, Mr. Hudner, and Mr. Lake are filed herewith.

EXHIBIT INDEX

Exhibit No.	Name of Exhibit
11	Opinion and Consent of Counsel
12	Form of Opinion and Consent of Tax Counsel Supporting Tax Matters
16	Powers of Attorney